UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21474

               OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                 --------------

                          Date of fiscal year end: JULY

                    Date of reporting period: APRIL 30, 2006


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--110.5%
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--98.3%
$          15,000        ABAG Finance Authority for
                         NonProfit Corporations COP 1            5.600%          11/01/2023        05/01/2006 A     $      15,012
---------------------------------------------------------------------------------------------------------------------------------
           30,000        ABAG Finance Authority for
                         NonProfit Corporations COP              5.800           03/01/2023        09/01/2006 A            30,030
---------------------------------------------------------------------------------------------------------------------------------
           50,000        ABAG Finance Authority for
                         NonProfit Corporations COP
                         (American Baptist Homes
                         of the West)                            6.100           10/01/2017        10/01/2009 A            50,706
---------------------------------------------------------------------------------------------------------------------------------
          250,000        ABAG Finance Authority for
                         NonProfit Corporations COP
                         (Lytton Gardens) 1                      6.000           02/15/2019        02/15/2008 A           259,285
---------------------------------------------------------------------------------------------------------------------------------
          335,000        ABAG Finance Authority for
                         NonProfit Corporations, Series
                         A 1                                     5.770 2         04/20/2019        04/20/2012 A           156,485
---------------------------------------------------------------------------------------------------------------------------------
           55,000        ABAG, Series A                          5.800           12/15/2008        06/15/2006 A            55,695
---------------------------------------------------------------------------------------------------------------------------------
           55,000        ABAG, Series A                          6.000           12/15/2014        06/15/2006 A            55,711
---------------------------------------------------------------------------------------------------------------------------------
          175,000        Adelanto Improvement Agency,
                         Series B                                5.500           12/01/2023        06/01/2006 A           175,277
---------------------------------------------------------------------------------------------------------------------------------
           65,000        Adelanto Public Financing
                         Authority                               6.300           09/01/2028        09/01/2006 A            66,145
---------------------------------------------------------------------------------------------------------------------------------
          110,000        Adelanto Public Financing
                         Authority, Series B                     7.250           09/15/2015        09/15/2006 A           111,258
---------------------------------------------------------------------------------------------------------------------------------
          500,000        Alameda COP 1                           5.750           12/01/2021        12/01/2006 A           515,860
---------------------------------------------------------------------------------------------------------------------------------
           35,000        Alameda County COP (Alameda
                         County Medical Center) 1                5.300           06/01/2026        06/01/2006 A            35,042
---------------------------------------------------------------------------------------------------------------------------------
           65,000        Anaheim COP (Anaheim
                         Memorial Hospital)                      5.125           05/15/2020        05/15/2006 A            65,072
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Anaheim Public Financing Authority      5.000           10/01/2023        10/01/2008 A            10,251
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Anaheim Public Financing Authority      5.250           02/01/2018        02/01/2007 A            20,609
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Anaheim Public Financing
                         Authority (Electric Systems) 1          5.000           10/01/2025        10/01/2008 A            15,479
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000        Anaheim Public Financing
                         Authority RITES 3                       9.320 4         12/28/2018        12/01/2007 A         5,629,600
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Apple Valley Improvement Bond Act
                         1915                                    6.900           09/02/2015        09/02/2006 A            10,391
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Aromas Water District                   5.600           09/01/2018        09/01/2006 A            15,027
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Atwater Community Facilities
                         District                                7.875           08/01/2015        08/01/2006 A            25,074
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Atwater Public Financing
                         Authority (Sewer & Water)               5.500           05/01/2028        05/01/2009 A            20,307
---------------------------------------------------------------------------------------------------------------------------------
           70,000        Atwater Redevel. Agency                 5.875           06/01/2022        06/01/2006 A            72,185
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Atwater Redevel. Agency (Downtown
                         Redevel.)                               5.500           06/01/2019        06/01/2010 A            15,394
---------------------------------------------------------------------------------------------------------------------------------
        2,455,000        Aztec Shops Auxiliary
                         Organization (San Diego State
                         University) 1                           6.000           09/01/2031        09/01/2010 A         2,584,575
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Azusa COP 1                             5.750           08/01/2020        08/01/2006 A            25,253
---------------------------------------------------------------------------------------------------------------------------------
           40,000        Bakersfield Improvement Bond
                         Act 1915                                5.600           09/02/2020        09/02/2006 A            41,261
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Bakersfield Improvement Bond
                         Act 1915                                6.100           09/02/2024        09/02/2006 A            51,788
---------------------------------------------------------------------------------------------------------------------------------


1             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          25,000        Beaumont Financing Authority,
                         Series A                                5.700%          09/01/2035        09/01/2017 A     $      26,061
---------------------------------------------------------------------------------------------------------------------------------
           45,000        Beaumont Financing Authority,
                         Series A                                6.000           09/01/2021        09/01/2015 A            48,444
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Beaumont Financing Authority,
                         Series A                                6.875           09/01/2027        09/01/2013 A            16,729
---------------------------------------------------------------------------------------------------------------------------------
          120,000        Beaumont Financing Authority,
                         Series A                                7.000           09/01/2023        09/01/2006 A           120,542
---------------------------------------------------------------------------------------------------------------------------------
           60,000        Beaumont Financing Authority,
                         Series A                                7.375           09/01/2032        09/01/2010 A            66,124
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Beaumont Financing Authority,
                         Series B                                6.000           09/01/2034        09/01/2015 A            15,941
---------------------------------------------------------------------------------------------------------------------------------
          135,000        Berkeley GO                             5.625           09/01/2027        09/01/2006 A           137,884
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Berkeley GO                             5.650           09/01/2027        09/01/2006 A            10,214
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Blythe Redevel. Agency                  5.750           05/01/2034        05/01/2015 A            51,976
---------------------------------------------------------------------------------------------------------------------------------
          750,000        Blythe Redevel. Agency (Redevel.
                         Project No. 1 Tax Allocation)           6.200           05/01/2031        05/01/2011 A           795,788
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Bonita Canyon Public Facilities
                         Financing Authority                     5.375           09/01/2028        09/01/2006 A           100,874
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Brawley Union High School District      5.000           08/01/2028        08/01/2007 A            25,594
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Brentwood Infrastructure
                         Financing Authority                     5.250           09/02/2016        09/02/2006 A            51,424
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Brisbane Public Financing
                         Authority                               6.000           05/01/2026        05/01/2008 A           102,707
---------------------------------------------------------------------------------------------------------------------------------
          250,000        Burbank Community Facilities
                         District Special Tax                    5.200           12/01/2023        12/01/2016 A           252,115
---------------------------------------------------------------------------------------------------------------------------------
          100,000        CA Affordable Hsg. Agency (Merced
                         County Hsg. Authority)                  6.500           01/01/2033        01/01/2013 A           104,183
---------------------------------------------------------------------------------------------------------------------------------
        3,000,000        CA County Tobacco Securitization
                         Agency (TASC)                           0.000 5         06/01/2021        03/15/2014 C         2,338,350
---------------------------------------------------------------------------------------------------------------------------------
        4,885,000        CA County Tobacco Securitization
                         Agency (TASC) 1                         5.000           06/01/2026        10/15/2015 B         4,754,961
---------------------------------------------------------------------------------------------------------------------------------
          290,000        CA County Tobacco Securitization
                         Agency (TASC)                           5.500           06/01/2033        06/01/2011 C           295,461
---------------------------------------------------------------------------------------------------------------------------------
          100,000        CA County Tobacco Securitization
                         Agency (TASC)                           5.750           06/01/2027        06/01/2012 A           103,177
---------------------------------------------------------------------------------------------------------------------------------
        1,670,000        CA County Tobacco Securitization
                         Agency (TASC) 1                         5.750           06/01/2029        06/01/2012 A         1,723,056
---------------------------------------------------------------------------------------------------------------------------------
          470,000        CA County Tobacco Securitization
                         Agency (TASC)                           5.750           06/01/2030        06/01/2011 C           484,932
---------------------------------------------------------------------------------------------------------------------------------
           25,000        CA County Tobacco Securitization
                         Agency (TASC)                           5.875           06/01/2027        06/01/2012 A            25,969
---------------------------------------------------------------------------------------------------------------------------------
          290,000        CA County Tobacco Securitization
                         Agency (TASC)                           5.875           06/01/2035        06/01/2012 A           300,629
---------------------------------------------------------------------------------------------------------------------------------
          280,000        CA County Tobacco Securitization
                         Agency (TASC)                           5.875           06/01/2043        06/01/2012 A           290,262
---------------------------------------------------------------------------------------------------------------------------------
          765,000        CA County Tobacco Securitization
                         Agency (TASC)                           6.000           06/01/2029        12/01/2010 C           799,601
---------------------------------------------------------------------------------------------------------------------------------
          665,000        CA County Tobacco Securitization
                         Agency (TASC)                           6.000           06/01/2035        06/01/2012 A           694,446
---------------------------------------------------------------------------------------------------------------------------------
          285,000        CA County Tobacco Securitization
                         Agency (TASC)                           6.000           06/01/2038        06/01/2012 A           297,665
---------------------------------------------------------------------------------------------------------------------------------


2             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         435,000        CA County Tobacco Securitization
                         Agency (TASC)                           6.000%          06/01/2042        06/01/2012 A     $     454,331
---------------------------------------------------------------------------------------------------------------------------------
           30,000        CA County Tobacco Securitization
                         Agency (TASC)                           6.000           06/01/2043        06/01/2012 A            31,333
---------------------------------------------------------------------------------------------------------------------------------
       10,700,000        CA County Tobacco Securitization
                         Agency (TASC)                           6.070 2         06/01/2046        06/01/2016 A           854,395
---------------------------------------------------------------------------------------------------------------------------------
       51,520,000        CA County Tobacco Securitization
                         Agency (TASC)                           6.190 2         06/01/2050        06/01/2016 A         3,196,816
---------------------------------------------------------------------------------------------------------------------------------
           50,000        CA County Tobacco Securitization
                         Agency (TASC)                           6.250           06/01/2037        06/01/2012 A            52,869
---------------------------------------------------------------------------------------------------------------------------------
           25,000        CA Dept. of Veterans Affairs Home
                         Purchase 1                              5.100           12/01/2019        06/01/2006 A            25,011
---------------------------------------------------------------------------------------------------------------------------------
           55,000        CA Dept. of Veterans Affairs Home
                         Purchase                                5.200           12/01/2027        06/01/2006 A            55,022
---------------------------------------------------------------------------------------------------------------------------------
           60,000        CA Dept. of Veterans Affairs Home
                         Purchase 1                              5.500           12/01/2019        01/09/2012 A            62,477
---------------------------------------------------------------------------------------------------------------------------------
           30,000        CA Dept. of Water Resources
                         (Center Valley)                         5.000           12/01/2019        12/01/2007 A            30,788
---------------------------------------------------------------------------------------------------------------------------------
           15,000        CA Dept. of Water Resources
                         (Center Valley)                         5.000           12/01/2022        12/01/2007 A            15,407
---------------------------------------------------------------------------------------------------------------------------------
          370,000        CA Dept. of Water Resources
                         (Center Valley) 1                       5.250           07/01/2022        07/01/2006 A           382,199
---------------------------------------------------------------------------------------------------------------------------------
            5,000        CA Dept. of Water Resources
                         (Center Valley)                         5.375           12/01/2027        12/01/2006 A             5,116
---------------------------------------------------------------------------------------------------------------------------------
           25,000        CA Dept. of Water Resources
                         (Center Valley) 1                       5.400           07/01/2012        07/01/2006 A            25,033
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA Educational Facilities
                         Authority (Cedars-Sinai Medical
                         Center)                                 6.125           12/01/2019        12/01/2009 A            10,881
---------------------------------------------------------------------------------------------------------------------------------
           65,000        CA Educational Facilities
                         Authority (College & Universities)      5.125           04/01/2017        04/01/2009 A            66,443
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA Educational Facilities
                         Authority (College & University
                         Financing)                              6.125           06/01/2009        06/01/2006 A            10,033
---------------------------------------------------------------------------------------------------------------------------------
            5,000        CA Educational Facilities
                         Authority (College & University
                         Financing)                              6.250           06/01/2018        06/01/2006 A             5,018
---------------------------------------------------------------------------------------------------------------------------------
          110,000        CA Educational Facilities
                         Authority (College of Osteopathic
                         Medicine) 1                             5.750           06/01/2018        06/01/2006 A           112,378
---------------------------------------------------------------------------------------------------------------------------------
           15,000        CA Educational Facilities
                         Authority (Heald Colleges)              5.450           02/15/2022        10/12/2019 B            15,015
---------------------------------------------------------------------------------------------------------------------------------
           15,000        CA Educational Facilities
                         Authority (Los Angeles College of
                         Chiropractic)                           5.600           11/01/2017        10/12/2013 B            14,646
---------------------------------------------------------------------------------------------------------------------------------
           25,000        CA Educational Facilities
                         Authority (Stanford University)         5.200           12/01/2027        12/01/2007 A            25,723
---------------------------------------------------------------------------------------------------------------------------------
           15,000        CA Educational Facilities
                         Authority (Student Loan Program)        6.000           03/01/2016        03/01/2007 A            15,478
---------------------------------------------------------------------------------------------------------------------------------
           80,000        CA Educational Facilities
                         Authority (University of San
                         Francisco) 1                            6.000           10/01/2026        10/01/2006 A            82,343
---------------------------------------------------------------------------------------------------------------------------------
           35,000        CA Educational Facilities
                         Authority (University of Southern
                         California)                             5.000           10/01/2028        10/01/2008 A            35,603
---------------------------------------------------------------------------------------------------------------------------------
          335,000        CA Financing Authority
                         (Wastewater Improvement) 1              6.100           11/01/2033        11/01/2015 A           359,130
---------------------------------------------------------------------------------------------------------------------------------


3             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$           5,000        CA GO                                   4.750%          09/01/2018        09/01/2006 A     $       5,007
---------------------------------------------------------------------------------------------------------------------------------
           60,000        CA GO                                   4.800           08/01/2014        08/01/2006 A            60,028
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA GO                                   5.000           08/01/2018        08/01/2009 A            10,268
---------------------------------------------------------------------------------------------------------------------------------
           45,000        CA GO                                   5.000           06/01/2019        06/01/2011 A            46,125
---------------------------------------------------------------------------------------------------------------------------------
          180,000        CA GO                                   5.000           02/01/2021        02/01/2008 A           184,819
---------------------------------------------------------------------------------------------------------------------------------
           15,000        CA GO                                   5.000           02/01/2021        02/01/2009 A            15,262
---------------------------------------------------------------------------------------------------------------------------------
           50,000        CA GO                                   5.000           02/01/2023        02/01/2008 A            51,339
---------------------------------------------------------------------------------------------------------------------------------
          450,000        CA GO 1                                 5.000           10/01/2023        10/01/2009 A           456,552
---------------------------------------------------------------------------------------------------------------------------------
            5,000        CA GO                                   5.000           10/01/2023        10/01/2008 A             5,139
---------------------------------------------------------------------------------------------------------------------------------
          135,000        CA GO                                   5.000           10/01/2023        10/01/2008 A           137,180
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA GO                                   5.000           02/01/2025        02/01/2008 A            10,277
---------------------------------------------------------------------------------------------------------------------------------
           60,000        CA GO                                   5.100           03/01/2010        09/01/2006 A            60,059
---------------------------------------------------------------------------------------------------------------------------------
           90,000        CA GO                                   5.125           10/01/2017        10/01/2006 A            90,507
---------------------------------------------------------------------------------------------------------------------------------
          135,000        CA GO                                   5.125           10/01/2017        10/01/2006 A           135,760
---------------------------------------------------------------------------------------------------------------------------------
            5,000        CA GO                                   5.125           06/01/2022        06/01/2011 A             5,149
---------------------------------------------------------------------------------------------------------------------------------
           30,000        CA GO                                   5.125           10/01/2027        10/01/2007 A            30,339
---------------------------------------------------------------------------------------------------------------------------------
           50,000        CA GO                                   5.150           10/01/2019        10/01/2006 A            50,278
---------------------------------------------------------------------------------------------------------------------------------
          390,000        CA GO 1                                 5.150           10/01/2019        10/01/2006 A           391,143
---------------------------------------------------------------------------------------------------------------------------------
           15,000        CA GO                                   5.200           06/01/2010        06/01/2006 A            15,167
---------------------------------------------------------------------------------------------------------------------------------
           25,000        CA GO                                   5.250           06/01/2016        06/01/2006 A            25,281
---------------------------------------------------------------------------------------------------------------------------------
           25,000        CA GO                                   5.250           04/01/2018        10/01/2006 A            25,016
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA GO                                   5.250           04/01/2019        10/01/2006 A            10,006
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA GO                                   5.250           04/01/2021        10/01/2006 A            10,006
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA GO                                   5.250           02/01/2029        02/01/2013 A            10,412
---------------------------------------------------------------------------------------------------------------------------------
           70,000        CA GO                                   5.300           09/01/2011        09/01/2006 A            71,030
---------------------------------------------------------------------------------------------------------------------------------
           50,000        CA GO                                   5.500           03/01/2009        09/01/2006 A            50,276
---------------------------------------------------------------------------------------------------------------------------------
          100,000        CA GO                                   5.500           06/01/2010        06/02/2006 A           101,346
---------------------------------------------------------------------------------------------------------------------------------
           15,000        CA GO                                   5.500           06/01/2013        06/02/2006 A            15,020
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA GO                                   5.500           04/01/2019        10/01/2006 A            10,076
---------------------------------------------------------------------------------------------------------------------------------
           35,000        CA GO                                   5.500           03/01/2020        09/01/2006 A            35,214
---------------------------------------------------------------------------------------------------------------------------------
           35,000        CA GO                                   5.500           03/01/2020        09/01/2006 A            35,214
---------------------------------------------------------------------------------------------------------------------------------
           15,000        CA GO                                   5.500           10/01/2022        10/01/2006 A            15,070
---------------------------------------------------------------------------------------------------------------------------------
            5,000        CA GO                                   5.625           10/01/2021        10/01/2006 A             5,090
---------------------------------------------------------------------------------------------------------------------------------
           25,000        CA GO                                   5.625           10/01/2023        10/01/2006 A            25,448
---------------------------------------------------------------------------------------------------------------------------------
          475,000        CA GO 1                                 5.625           09/01/2024        09/01/2006 A           481,626
---------------------------------------------------------------------------------------------------------------------------------
           15,000        CA GO                                   5.750           03/01/2015        09/01/2006 A            15,176
---------------------------------------------------------------------------------------------------------------------------------
           35,000        CA GO                                   5.750           11/01/2017        05/01/2006 A            35,359
---------------------------------------------------------------------------------------------------------------------------------
           35,000        CA GO                                   5.750           11/01/2017        05/01/2006 A            35,359
---------------------------------------------------------------------------------------------------------------------------------
           25,000        CA GO                                   5.800           06/01/2013        06/01/2006 A            25,040
---------------------------------------------------------------------------------------------------------------------------------
          155,000        CA GO                                   5.900           04/01/2023        10/01/2006 A           156,105
---------------------------------------------------------------------------------------------------------------------------------
           20,000        CA GO                                   5.900           04/01/2023        10/01/2006 A            20,137
---------------------------------------------------------------------------------------------------------------------------------
           75,000        CA GO                                   5.900           03/01/2025        09/01/2006 A            75,905
---------------------------------------------------------------------------------------------------------------------------------
           20,000        CA GO                                   6.000           08/01/2015        08/01/2006 A            20,117
---------------------------------------------------------------------------------------------------------------------------------


4             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          20,000        CA GO                                   6.000%          05/01/2018        05/01/2006 A   $        20,187
---------------------------------------------------------------------------------------------------------------------------------
           15,000        CA GO                                   6.000           10/01/2021        10/01/2006 A            15,145
---------------------------------------------------------------------------------------------------------------------------------
           40,000        CA GO                                   6.000           08/01/2024        08/01/2006 A            40,233
---------------------------------------------------------------------------------------------------------------------------------
          605,000        CA GO 1                                 6.250           10/01/2019        10/01/2006 A           610,838
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA GO                                   6.800           11/01/2008        05/01/2006 A            10,149
---------------------------------------------------------------------------------------------------------------------------------
           45,000        CA Golden State Tobacco
                         Securitization Corp.                    5.000           06/01/2017        06/01/2007 A            45,419
---------------------------------------------------------------------------------------------------------------------------------
           25,000        CA Golden State Tobacco
                         Securitization Corp.                    5.000           06/01/2020        06/01/2010 A            25,635
---------------------------------------------------------------------------------------------------------------------------------
        4,380,000        CA Golden State Tobacco
                         Securitization Corp.                    6.250           06/01/2033        09/11/2012 C         4,750,855
---------------------------------------------------------------------------------------------------------------------------------
        3,245,000        CA Golden State Tobacco
                         Securitization Corp.                    6.625           06/01/2040        06/01/2013 A         3,585,952
---------------------------------------------------------------------------------------------------------------------------------
        3,060,000        CA Golden State Tobacco
                         Securitization Corp.                    6.750           06/01/2039        06/01/2013 A         3,408,106
---------------------------------------------------------------------------------------------------------------------------------
        1,865,000        CA Golden State Tobacco
                         Securitization Corp.                    7.800           06/01/2042        06/01/2013 A         2,213,233
---------------------------------------------------------------------------------------------------------------------------------
        2,680,000        CA Golden State Tobacco
                         Securitization Corp.                    7.900           06/01/2042        06/01/2013 A         3,196,436
---------------------------------------------------------------------------------------------------------------------------------
        1,715,000        CA Golden State Tobacco
                         Securitization Corp. (TASC) 1           7.875           06/01/2042        06/01/2013 A         2,042,908
---------------------------------------------------------------------------------------------------------------------------------
        2,900,000        CA Golden State Tobacco
                         Securitization Corp. (TASC) 1           7.875           06/01/2042        06/01/2013 A         3,454,480
---------------------------------------------------------------------------------------------------------------------------------
           40,000        CA Health Facilities Financing
                         Authority (Catholic Healthcare
                         West) 1                                 5.000           07/01/2021        07/01/2006 A            40,073
---------------------------------------------------------------------------------------------------------------------------------
           15,000        CA Health Facilities Financing
                         Authority (Catholic Healthcare
                         West)                                   5.125           07/01/2024        07/01/2007 A            15,483
---------------------------------------------------------------------------------------------------------------------------------
          160,000        CA Health Facilities Financing
                         Authority (Catholic Healthcare
                         West)                                   6.000           07/01/2013        07/01/2006 A           160,283
---------------------------------------------------------------------------------------------------------------------------------
           30,000        CA Health Facilities Financing
                         Authority (Cedars-Sinai Medical
                         Center) 1                               5.250           08/01/2027        08/01/2007 A            31,066
---------------------------------------------------------------------------------------------------------------------------------
          115,000        CA Health Facilities Financing
                         Authority (Children's Hospital) 1       5.375           07/01/2016        07/01/2006 A           117,594
---------------------------------------------------------------------------------------------------------------------------------
           40,000        CA Health Facilities Financing
                         Authority (Children's Hospital)         5.375           07/01/2020        07/01/2006 A            40,902
---------------------------------------------------------------------------------------------------------------------------------
          380,000        CA Health Facilities Financing
                         Authority (Children's Hospital)         5.750           07/01/2023        09/01/2006 A           383,321
---------------------------------------------------------------------------------------------------------------------------------
           40,000        CA Health Facilities Financing
                         Authority (Community Program) 1         7.200           01/01/2012        08/01/2006 A            40,212
---------------------------------------------------------------------------------------------------------------------------------
           25,000        CA Health Facilities Financing
                         Authority (Fellowship Homes) 1          6.000           09/01/2019        09/01/2006 A            25,649
---------------------------------------------------------------------------------------------------------------------------------
           80,000        CA Health Facilities Financing
                         Authority (Marshall Hospital)           5.000           11/01/2018        11/01/2006 A            80,021
---------------------------------------------------------------------------------------------------------------------------------
           20,000        CA Health Facilities Financing
                         Authority (Mercy Senior Hsg.)           5.800           12/01/2018        06/01/2006 A            20,021
---------------------------------------------------------------------------------------------------------------------------------


5             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$           5,000        CA Health Facilities Financing
                         Authority (Small Facilities
                         Loan), Series A                         6.700%          03/01/2011        09/01/2006 A   $         5,011
---------------------------------------------------------------------------------------------------------------------------------
           45,000        CA Health Facilities Financing
                         Authority (Small Facilities
                         Loan), Series B 1                       7.400           04/01/2014        10/01/2006 A            45,555
---------------------------------------------------------------------------------------------------------------------------------
            5,000        CA Health Facilities Financing
                         Authority (Sutter Health)               5.000           08/15/2017        08/15/2007 A             5,153
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA HFA                                  5.650           02/01/2008        08/01/2006 A            10,232
---------------------------------------------------------------------------------------------------------------------------------
           45,000        CA HFA                                  8.040 2         08/01/2015        08/01/2015              20,729
---------------------------------------------------------------------------------------------------------------------------------
           40,000        CA HFA (Multifamily Hsg.) 1             5.375           08/01/2028        02/01/2009 A            40,820
---------------------------------------------------------------------------------------------------------------------------------
           20,000        CA HFA (Multifamily Hsg.)               5.375           02/01/2036        02/01/2011 A            20,147
---------------------------------------------------------------------------------------------------------------------------------
           15,000        CA HFA (Multifamily Hsg.) 1             5.400           08/01/2018        08/01/2008 A            15,437
---------------------------------------------------------------------------------------------------------------------------------
          275,000        CA HFA (Multifamily Hsg.) 1             5.450           08/01/2028        08/01/2010 A           280,822
---------------------------------------------------------------------------------------------------------------------------------
           85,000        CA HFA (Multifamily Hsg.) 1             5.850           02/01/2010        08/01/2006 A            86,918
---------------------------------------------------------------------------------------------------------------------------------
          230,000        CA HFA (Multifamily Hsg.) 1             5.950           08/01/2028        02/01/2009 A           235,003
---------------------------------------------------------------------------------------------------------------------------------
          130,000        CA HFA (Multifamily Hsg.) 1             6.050           08/01/2016        08/01/2006 A           133,220
---------------------------------------------------------------------------------------------------------------------------------
           25,000        CA HFA (Multifamily Hsg.) 1             6.050           08/01/2027        08/01/2006 A            25,637
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA HFA (Multifamily Hsg.)               6.050           08/01/2038        02/01/2009 A            10,214
---------------------------------------------------------------------------------------------------------------------------------
           25,000        CA HFA (Multifamily Hsg.)               6.150           08/01/2022        08/01/2006 A            25,573
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA HFA (Single Family Mtg.)             5.400           08/01/2028        02/01/2010 A            10,145
---------------------------------------------------------------------------------------------------------------------------------
           15,000        CA HFA (Single Family Mtg.),
                         Series A                                5.300           08/01/2018        02/01/2010 A            15,053
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA HFA (Single Family Mtg.),
                         Series B                                6.200           08/01/2014        10/01/2007 A            10,052
---------------------------------------------------------------------------------------------------------------------------------
        2,030,000        CA HFA, Series A 1                      4.800           08/01/2012        09/01/2006 C         2,033,309
---------------------------------------------------------------------------------------------------------------------------------
            5,000        CA HFA, Series B                        7.000           08/01/2014        08/01/2006 A             5,058
---------------------------------------------------------------------------------------------------------------------------------
          465,000        CA HFA, Series B 1                      7.125           08/01/2024        08/01/2006 A           471,240
---------------------------------------------------------------------------------------------------------------------------------
        2,500,000        CA Infrastructure & Economic
                         Devel. (American Center for Wine
                         & Food Arts)                            5.700           12/01/2019        12/01/2009 A         2,638,050
---------------------------------------------------------------------------------------------------------------------------------
           15,000        CA Infrastructure & Economic
                         Devel. (Stockton Port District)         5.375           07/01/2022        07/01/2010 A            15,475
---------------------------------------------------------------------------------------------------------------------------------
           50,000        CA Infrastructure & Economic
                         Devel. (Stockton Port District)         5.500           07/01/2032        07/01/2011 A            51,137
---------------------------------------------------------------------------------------------------------------------------------
           45,000        CA Loan Purchasing Finance
                         Authority                               5.600           10/01/2014        10/01/2006 A            45,069
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA Maritime Infrastructure
                         Authority (Santa Cruz Port
                         District)                               5.750           05/01/2024        05/01/2014 A            10,287
---------------------------------------------------------------------------------------------------------------------------------
           20,000        CA Mobilehome Park Financing
                         Authority (Palomar Estate East &
                         West)                                   5.250           03/15/2034        03/15/2015 A            20,215
---------------------------------------------------------------------------------------------------------------------------------
          750,000        CA Pollution Control Financing
                         Authority (Browning-Ferris
                         Industries) 1                           6.750           09/01/2019        03/01/2007 A           755,580
---------------------------------------------------------------------------------------------------------------------------------
        1,440,000        CA Pollution Control Financing
                         Authority (General Motors Corp.)        5.500           04/01/2008        04/01/2008           1,361,016
---------------------------------------------------------------------------------------------------------------------------------


6             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          30,000        CA Pollution Control Financing
                         Authority (Sacramento Biosolids
                         Facility)                               5.300%          12/01/2017        12/01/2012 A   $        31,054
---------------------------------------------------------------------------------------------------------------------------------
          195,000        CA Pollution Control Financing
                         Authority (Sacramento Biosolids
                         Facility)                               5.500           12/01/2024        12/01/2012 A           202,905
---------------------------------------------------------------------------------------------------------------------------------
          185,000        CA Pollution Control Financing
                         Authority (San Diego Gas &
                         Electric Company) 1                     5.850           06/01/2021        06/01/2006 A           185,311
---------------------------------------------------------------------------------------------------------------------------------
           20,000        CA Pollution Control Financing
                         Authority (Southern California
                         Edison Company) 1                       5.550           09/01/2031        09/01/2011 A            21,106
---------------------------------------------------------------------------------------------------------------------------------
          185,000        CA Pollution Control Financing
                         Authority (Southern California
                         Water Company) 1                        5.500           12/01/2026        06/01/2006 A           185,237
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA Pollution Control Financing
                         Authority (San Diego Gas &
                         Electric Company)                       5.850           06/01/2021        06/01/2006 A            10,092
---------------------------------------------------------------------------------------------------------------------------------
          150,000        CA Public Works                         5.250           12/01/2013        12/01/2006 A           150,179
---------------------------------------------------------------------------------------------------------------------------------
          115,000        CA Public Works (CA Community
                         Colleges)                               5.375           03/01/2011        09/01/2006 A           117,441
---------------------------------------------------------------------------------------------------------------------------------
           50,000        CA Public Works (Community
                         College)                                5.875           10/01/2008        10/01/2006 A            50,458
---------------------------------------------------------------------------------------------------------------------------------
           25,000        CA Public Works (Dept. of
                         Corrections)                            5.000           09/01/2021        09/01/2008 A            25,848
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA Public Works (Dept. of
                         Corrections)                            5.625           11/01/2016        11/01/2006 A            10,294
---------------------------------------------------------------------------------------------------------------------------------
          110,000        CA Public Works (Dept. of Food &
                         Agriculture)                            5.400           06/01/2013        06/01/2006 A           110,116
---------------------------------------------------------------------------------------------------------------------------------
          110,000        CA Public Works (State
                         Universities)                           5.000           06/01/2023        06/01/2006 A           110,026
---------------------------------------------------------------------------------------------------------------------------------
          105,000        CA Public Works (State
                         Universities)                           5.250           12/01/2013        06/01/2006 A           105,107
---------------------------------------------------------------------------------------------------------------------------------
        2,085,000        CA Public Works (State
                         Universities)                           5.375           10/01/2017        10/01/2006 A         2,140,753
---------------------------------------------------------------------------------------------------------------------------------
           50,000        CA Public Works (State
                         Universities)                           5.500           10/01/2013        10/01/2006 A            51,345
---------------------------------------------------------------------------------------------------------------------------------
          280,000        CA Public Works (State
                         Universities)                           5.500           12/01/2018        06/01/2006 A           280,168
---------------------------------------------------------------------------------------------------------------------------------
          230,000        CA Public Works (State
                         Universities)                           5.500           06/01/2021        06/01/2006 A           230,329
---------------------------------------------------------------------------------------------------------------------------------
           45,000        CA Public Works (State
                         Universities)                           5.500           06/01/2021        06/01/2006 A            45,025
---------------------------------------------------------------------------------------------------------------------------------
           30,000        CA Public Works (State
                         Universities)                           5.500           06/01/2021        06/01/2006 A            30,043
---------------------------------------------------------------------------------------------------------------------------------
           40,000        CA Public Works (Various
                         California Universities Project)        5.500           06/01/2019        06/01/2006 A            40,062
---------------------------------------------------------------------------------------------------------------------------------
           25,000        CA Public Works (Various
                         California Universities)                5.375           12/01/2019        12/01/2007 A            26,122
---------------------------------------------------------------------------------------------------------------------------------
           30,000        CA Public Works (Various
                         Community Colleges)                     5.625           03/01/2016        03/01/2007 A            30,645
---------------------------------------------------------------------------------------------------------------------------------
           70,000        CA Public Works (Various
                         Community Colleges)                     5.625           03/01/2019        03/01/2007 A            71,507
---------------------------------------------------------------------------------------------------------------------------------
          600,000        CA Public Works (Various
                         Community Colleges)                     5.875           10/01/2008       10/01/2006  A           604,812
---------------------------------------------------------------------------------------------------------------------------------
          405,000        CA Rural Home Mtg. Finance
                         Authority (Single Family Mtg.),
                         Series A                                6.350           12/01/2029        04/01/2007 C           411,845
---------------------------------------------------------------------------------------------------------------------------------


7             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         320,000        CA Rural Home Mtg. Finance
                         Authority (Single Family Mtg.),
                         Series A                                7.000%          09/01/2029        03/01/2010 C   $       327,507
---------------------------------------------------------------------------------------------------------------------------------
          100,000        CA State University (CSU
                         Institute)                              4.875           06/01/2008        06/01/2006 A           101,243
---------------------------------------------------------------------------------------------------------------------------------
            5,000        CA State University (San Diego
                         State University)                       5.000           11/01/2018        11/01/2007 A             5,173
---------------------------------------------------------------------------------------------------------------------------------
          100,000        CA Statewide CDA (Bouquet
                         Canyon) 1                               5.300           07/01/2018        07/01/2010 A           102,133
---------------------------------------------------------------------------------------------------------------------------------
           95,000        CA Statewide CDA (CA Odd
                         Fellow Hsg.)                            5.375           10/01/2013        10/01/2006 A            95,079
---------------------------------------------------------------------------------------------------------------------------------
           60,000        CA Statewide CDA (CA Odd
                         Fellow Hsg.)                            5.500           10/01/2023        10/01/2006 A            60,043
---------------------------------------------------------------------------------------------------------------------------------
           35,000        CA Statewide CDA (CVHP/CVMC/FH
                         Obligated Group)                        5.125           04/01/2023        04/01/2008 A            36,085
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000        CA Statewide CDA (East Valley
                         Tourist) 1                              9.250           10/01/2020        10/01/2015 A         1,096,910
---------------------------------------------------------------------------------------------------------------------------------
          400,000        CA Statewide CDA (East Valley
                         Tourist)                               11.000           10/01/2020        10/01/2020             413,244
---------------------------------------------------------------------------------------------------------------------------------
           50,000        CA Statewide CDA (Eastfield Ming
                         Quong) 1                                5.625           06/01/2020        06/01/2006 A            51,082
---------------------------------------------------------------------------------------------------------------------------------
           45,000        CA Statewide CDA (Escrow Term)          6.750           09/01/2037        09/01/2014 A            48,636
---------------------------------------------------------------------------------------------------------------------------------
          400,000        CA Statewide CDA (Fairfield
                         Apartments) 1                           6.500           01/01/2016        10/10/2011 B           390,300
---------------------------------------------------------------------------------------------------------------------------------
          580,000        CA Statewide CDA (Family House &
                         Housing Foundation-Torrence I)          7.000           04/20/2036        04/20/2011 A           661,183
---------------------------------------------------------------------------------------------------------------------------------
           35,000        CA Statewide CDA (John Muir/Mt.
                         Diablo Health System)                   5.250           08/15/2027        08/15/2007 A            36,236
---------------------------------------------------------------------------------------------------------------------------------
          400,000        CA Statewide CDA (Kaiser
                         Permanente)                             5.300           12/01/2015        07/08/2006 A           409,180
---------------------------------------------------------------------------------------------------------------------------------
          250,000        CA Statewide CDA (Live Oak
                         School) 1                               6.750           10/01/2030        10/01/2011 A           264,880
---------------------------------------------------------------------------------------------------------------------------------
          100,000        CA Statewide CDA (Quail Ridge
                         Apartments) 1                           5.375           07/01/2032        07/01/2014 A           101,212
---------------------------------------------------------------------------------------------------------------------------------
          480,000        CA Statewide CDA (Rio Bravo) 1          6.300           12/01/2018        06/01/2006 A           487,421
---------------------------------------------------------------------------------------------------------------------------------
          335,000        CA Statewide CDA (Sycamore) 1           6.000           03/20/2038        03/20/2017 A           360,102
---------------------------------------------------------------------------------------------------------------------------------
          100,000        CA Statewide CDA COP (Internext
                         Group)                                  5.375           04/01/2017        04/01/2010 A           101,237
---------------------------------------------------------------------------------------------------------------------------------
          500,000        CA Statewide CDA COP INFLOS 3           7.767 4         10/01/2011        03/15/2010 B           565,900
---------------------------------------------------------------------------------------------------------------------------------
        1,005,000        CA Statewide Financing Authority
                         Tobacco Settlement (TASC)               5.625           05/01/2029        07/30/2010 C         1,030,175
---------------------------------------------------------------------------------------------------------------------------------
          955,000        CA Statewide Financing Authority
                         Tobacco Settlement (TASC)               5.625           05/01/2029        04/04/2011 C           978,923
---------------------------------------------------------------------------------------------------------------------------------
          250,000        CA Statewide Financing Authority
                         Tobacco Settlement (TASC)               6.000           05/01/2037        05/01/2012 A           260,993
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA Universities & Colleges              5.800           09/01/2007        09/01/2006 A            10,015
---------------------------------------------------------------------------------------------------------------------------------
           50,000        CA University (Fullerton Student
                         Union) 1                                5.400           03/01/2016        09/01/2006 A            51,067
---------------------------------------------------------------------------------------------------------------------------------


8             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          30,000        CA University (Fullerton Student
                         Union) 1                                5.400%          03/01/2021        09/01/2006 A   $        30,639
---------------------------------------------------------------------------------------------------------------------------------
           25,000        CA University (Northridge) 1            5.000           11/01/2022        11/01/2007 A            25,868
---------------------------------------------------------------------------------------------------------------------------------
           45,000        CA Valley Health System COP             6.875           05/15/2023        05/15/2006 A            45,059
---------------------------------------------------------------------------------------------------------------------------------
          425,000        CA Valley Health System, Series A       6.500           05/15/2025        05/15/2006 A           434,405
---------------------------------------------------------------------------------------------------------------------------------
          100,000        CA Veterans GO                          4.700           12/01/2012        06/01/2006 A           100,018
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000        CA Veterans GO 1                        4.700           12/01/2017        06/01/2015 A         4,969,800
---------------------------------------------------------------------------------------------------------------------------------
          140,000        CA Veterans GO                          5.125           12/01/2019        06/01/2006 A           140,029
---------------------------------------------------------------------------------------------------------------------------------
        1,700,000        CA Veterans GO 1                        5.400           12/01/2015        12/01/2008 A         1,768,204
---------------------------------------------------------------------------------------------------------------------------------
          150,000        CA Veterans GO                          5.500           12/01/2020        06/01/2006 A           151,737
---------------------------------------------------------------------------------------------------------------------------------
          500,000        CA Veterans GO 1                        5.600           12/01/2032        06/01/2006 A           505,755
---------------------------------------------------------------------------------------------------------------------------------
        1,025,000        CA Veterans GO, Series B                5.450           12/01/2017        06/01/2006 A         1,030,709
---------------------------------------------------------------------------------------------------------------------------------
          630,000        CA Veterans GO, Series BH 1             5.500           12/01/2024        06/01/2006 A           630,592
---------------------------------------------------------------------------------------------------------------------------------
          300,000        CA Veterans GO, Series BH               5.600           12/01/2032        06/01/2006 A           300,522
---------------------------------------------------------------------------------------------------------------------------------
          195,000        CA Veterans GO, Series BP               5.500           12/01/2026        06/01/2006 A           195,113
---------------------------------------------------------------------------------------------------------------------------------
          100,000        CA Veterans GO, Series BT               5.000           12/01/2012        06/01/2006 A           100,653
---------------------------------------------------------------------------------------------------------------------------------
           10,000        CA Veterans GO, Series BT               5.100           12/01/2013        12/01/2006 A            10,071
---------------------------------------------------------------------------------------------------------------------------------
        1,790,000        CA Veterans GO, Series BT               5.375           12/01/2016        06/01/2006 A         1,805,985
---------------------------------------------------------------------------------------------------------------------------------
           15,000        CA Veterans GO, Series BX               5.450           12/01/2024        06/01/2006 A            15,172
---------------------------------------------------------------------------------------------------------------------------------
          140,000        CA Veterans GO, Series BX               5.500           12/01/2031        06/01/2007 A           141,599
---------------------------------------------------------------------------------------------------------------------------------
        2,490,000        CA Veterans GO, Series BZ               5.350           12/01/2021        06/01/2008 A         2,551,727
---------------------------------------------------------------------------------------------------------------------------------
           75,000        CA Water Resource Devel. GO,
                         Series N                                5.500           06/01/2011        06/01/2006 A            75,099
---------------------------------------------------------------------------------------------------------------------------------
           25,000        CA Water Resource Devel. GO,
                         Series P                                5.800           06/01/2014        06/01/2006 A            25,040
---------------------------------------------------------------------------------------------------------------------------------
           50,000        CA Water Resource Devel. GO,
                         Series Q                                5.000           03/01/2016        09/01/2006 A            50,045
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Calabasas Special Tax                   6.250           09/01/2018        09/01/2011 A            10,413
---------------------------------------------------------------------------------------------------------------------------------
          145,000        Calabasas Special Tax                   6.250           09/01/2031        09/01/2013 A           153,773
---------------------------------------------------------------------------------------------------------------------------------
          715,000        Calaveras County Special Tax
                         Community Facilities District No. 2     7.000           09/01/2026        09/01/2011 A           786,393
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Calleguas-Las Virgines Public
                         Financing Authority Municipal
                         Water District 1                        5.000           11/01/2023        07/30/2010 C            51,780
---------------------------------------------------------------------------------------------------------------------------------
           45,000        Camarillo Hsg. (Park Glenn
                         Apartments) 1                           5.400           03/01/2028        03/01/2008 A            45,360
---------------------------------------------------------------------------------------------------------------------------------
           60,000        Camrosa Water District 1                5.500           01/15/2011        07/15/2006 A            60,980
---------------------------------------------------------------------------------------------------------------------------------
          140,000        Capistrano Unified School District      5.875           09/01/2031        09/01/2011 A           144,841
---------------------------------------------------------------------------------------------------------------------------------
           75,000        Capistrano Unified School
                         District (Las Flores) 1                 5.000           09/01/2023        09/01/2010 A            77,252
---------------------------------------------------------------------------------------------------------------------------------
          130,000        Carlsbad Hsg. & Redevel.
                         Commission Tax Allocation               5.250           09/01/2019        09/02/2006 A           130,642
---------------------------------------------------------------------------------------------------------------------------------
          110,000        Carson Improvement Bond Act 1915        7.375           09/02/2022        09/02/2006 A           113,029
---------------------------------------------------------------------------------------------------------------------------------
          250,000        Carson Redevel. Agency                  6.000           01/01/2028        01/01/2014 A           260,655
---------------------------------------------------------------------------------------------------------------------------------
           80,000        Castaic Union School District           8.500           10/01/2013        10/01/2006 A            80,714
---------------------------------------------------------------------------------------------------------------------------------


9             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          25,000        Cathedral City Special Tax
                         Community Facilities District No. 1     6.700%          09/01/2030        09/01/2008 A   $        26,743
---------------------------------------------------------------------------------------------------------------------------------
            5,000        Central CA Joint Powers Health
                         Financing Authority COP
                         (CALC/CCH/CHCC/FCH/SCH/
                         SMCH Obligated Group)                   5.500           02/01/2015        08/01/2006 A             5,003
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Central CA Unified School District      5.625           03/01/2018        09/01/2006 A            25,171
---------------------------------------------------------------------------------------------------------------------------------
          235,000        Central Coast Water Authority           5.000           10/01/2012        10/01/2006 A           240,812
---------------------------------------------------------------------------------------------------------------------------------
          250,000        Central Coast Water Authority           5.000           10/01/2013        10/01/2006 A           256,183
---------------------------------------------------------------------------------------------------------------------------------
          500,000        Central Coast Water Authority           5.000           10/01/2016        10/01/2006 A           512,515
---------------------------------------------------------------------------------------------------------------------------------
           65,000        Central Coast Water Authority 1         5.000           10/01/2022        10/01/2006 A            66,604
---------------------------------------------------------------------------------------------------------------------------------
          150,000        Central Coast Water Authority           5.150           10/01/2009        10/01/2006 A           153,851
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Central Contra Costa Sanitation
                         District 1                              5.000           09/01/2022        09/01/2010 A            52,034
---------------------------------------------------------------------------------------------------------------------------------
          150,000        Central Valley Financing
                         Authority Cogeneration Project
                         (Carson Ice) 1                          5.200           07/01/2020        07/01/2006 A           150,171
---------------------------------------------------------------------------------------------------------------------------------
           55,000        Chico (Walker Senior Hsg.
                         Corp.) 1                                5.700           11/01/2023        05/01/2006 A            55,009
---------------------------------------------------------------------------------------------------------------------------------
           95,000        Chico Improvement Bond Act 1915
                         (Mission Ranch)                         5.625           09/02/2012        09/02/2006 A            98,634
---------------------------------------------------------------------------------------------------------------------------------
           35,000        Chico Improvement Bond Act 1915
                         (Mission Ranch)                         6.625           09/02/2011        09/02/2006 A            36,341
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Chico Improvement Bond Act 1915
                         (Mission Ranch)                         6.625           09/02/2013        09/02/2006 A           103,825
---------------------------------------------------------------------------------------------------------------------------------
          115,000        Chico Public Financing Authority        5.500           04/01/2025        10/01/2006 A           117,498
---------------------------------------------------------------------------------------------------------------------------------
           55,000        Chino Community Facilities
                         District                                5.750           09/01/2034        09/01/2014 A            57,041
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Chino Community Facilities
                         District                                6.000           09/01/2014        09/01/2009 A            25,547
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Chino Community Facilities
                         District No. 99-1 Special Tax           6.350           09/01/2029        09/01/2006 A            20,536
---------------------------------------------------------------------------------------------------------------------------------
           35,000        Chino Hills Improvement Bond
                         Act 1915                                7.500           09/02/2016        09/02/2006 A            36,330
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Chowchilla Improvement Bond
                         Act 1915                                6.700           09/02/2027        09/02/2014 A            16,332
---------------------------------------------------------------------------------------------------------------------------------
           55,000        Chula Vista Community Facilities
                         District (Eastlake Woods)               5.700           09/01/2016        09/01/2013 A            57,472
---------------------------------------------------------------------------------------------------------------------------------
        6,250,000        Chula Vista Industrial Devel.
                         RITES 1                                 5.986 4         12/01/2027        12/01/2017 A         6,655,125
---------------------------------------------------------------------------------------------------------------------------------
          210,000        Chula Vista Redevel. Agency             5.375           09/01/2029        09/01/2006 A           216,523
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Chula Vista Redevel. Agency
                         (Bayfront)                              7.625           09/01/2024        09/01/2006 A            25,512
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Chula Vista Redevel. Agency
                         (Bayfront)                              8.000           05/01/2014        05/01/2006 A            25,705
---------------------------------------------------------------------------------------------------------------------------------
          500,000        Chula Vista Redevel. Agency
                         (Bayfront)                              8.250           05/01/2024        05/01/2006 A           509,995
---------------------------------------------------------------------------------------------------------------------------------
           60,000        Chula Vista Special Tax                 7.625           09/01/2029        09/01/2009 A            68,040
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Clayton Financing Authority
                         Special Tax                             5.900           09/02/2022        09/02/2010 A            51,764
---------------------------------------------------------------------------------------------------------------------------------
           40,000        Clayton Redevel. Agency                 5.500           08/01/2024        08/01/2006 A            40,172
---------------------------------------------------------------------------------------------------------------------------------
          935,000        Coalinga Regional Medical
                         Center COP 1                            5.000           09/01/2014        09/01/2008 B           915,113
---------------------------------------------------------------------------------------------------------------------------------


10             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         640,000        Coast Community College
                         District COP 1                          5.500%          02/01/2011        08/01/2006 A   $       655,469
---------------------------------------------------------------------------------------------------------------------------------
          175,000        Colton Joint Unified School
                         District                                5.700           09/01/2034        09/01/2013 A           178,736
---------------------------------------------------------------------------------------------------------------------------------
           30,000        Colton Public Financing Authority       5.300           08/01/2027        08/01/2008 A            31,353
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Colton Redevel. Agency
                         (West Valley)                           6.375           09/01/2035        09/01/2006 A            20,020
---------------------------------------------------------------------------------------------------------------------------------
          815,000        Commerce CDC Tax Allocation             5.750           08/01/2010        08/01/2007 A           843,745
---------------------------------------------------------------------------------------------------------------------------------
           70,000        Commerce CDC Tax Allocation             6.000           08/01/2021        08/01/2007 A            72,707
---------------------------------------------------------------------------------------------------------------------------------
          500,000        Compton Community Redevel. Agency
                         Tax Allocation                          6.500           08/01/2013        08/01/2006 A           511,090
---------------------------------------------------------------------------------------------------------------------------------
           40,000        Concord Joint Powers Financing
                         Authority (Concord Police
                         Facilities)                             5.250           08/01/2019        08/01/2006 A            40,019
---------------------------------------------------------------------------------------------------------------------------------
        3,075,000        Contra Costa County Special Tax
                         Community Facilities District 1         5.580           08/01/2016        08/01/2008 A         3,145,356
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Contra Costa Water District 1           5.000           10/01/2022        10/01/2007 A            15,239
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Coronado Community Devel.               5.500           09/01/2022        09/01/2006 A            51,274
---------------------------------------------------------------------------------------------------------------------------------
           30,000        Crescent City Public Financing
                         Authority                               7.750           09/15/2012        09/15/2006 A            30,084
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Cypress Improvement Bond Act 1915
                         (Business & Professional Center)        5.700           09/02/2022        03/02/2007 A            20,098
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Davis Joint Unified School
                         District Special Tax Community
                         Facilities District No. 2               5.300           08/15/2024        08/15/2007 A            20,620
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Davis Public Facilities Financing
                         Authority (Mace Ranch Area)             6.300           09/01/2023        09/01/2009 A            15,661
---------------------------------------------------------------------------------------------------------------------------------
          300,000        Del Mar Unified School District         5.875           09/01/2038        09/01/2006 A           306,564
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Dixon Public Financing Authority        5.700           09/02/2020        03/02/2008 A            10,060
---------------------------------------------------------------------------------------------------------------------------------
          245,000        Duarte COP (Hope National Medical
                         Center) 1                               5.250           04/01/2024        04/01/2009 A           250,738
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Duarte Hsg. (Heritage Park
                         Apartments)                             5.850           05/01/2030        11/01/2007 A            15,472
---------------------------------------------------------------------------------------------------------------------------------
           25,000        East Bay Municipal Utility
                         District 1                              5.000           06/01/2013        06/01/2006 A            25,525
---------------------------------------------------------------------------------------------------------------------------------
           15,000        East Bay Municipal Utility
                         District                                5.000           06/01/2014        06/01/2006 A            15,316
---------------------------------------------------------------------------------------------------------------------------------
          115,000        East Bay Municipal Utility
                         District 1                              5.000           06/01/2026        06/01/2006 A           116,865
---------------------------------------------------------------------------------------------------------------------------------
           10,000        East Bay Municipal Utility
                         District                                5.250           06/01/2017        06/01/2008 A            10,385
---------------------------------------------------------------------------------------------------------------------------------
          490,000        East Bay Municipal Utility
                         District (Wastewater Treatment
                         System)                                 5.000           06/01/2016        06/01/2006 A           500,319
---------------------------------------------------------------------------------------------------------------------------------
          100,000        East Side Union High School
                         District                                5.000           09/01/2018        09/01/2006 A           100,092
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Eastern CA Municipal Water
                         District                                5.500           09/01/2024        09/01/2006 A            49,853
---------------------------------------------------------------------------------------------------------------------------------
          125,000        Eastern CA Municipal Water
                         District                                5.875           09/01/2034        09/01/2006 A           127,743
---------------------------------------------------------------------------------------------------------------------------------
           80,000        Eastern CA Municipal Water
                         District (Crown Valley Village)         5.500           09/01/2028        09/01/2006 A            81,672
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Eastern CA Municipal Water
                         District (Crown Valley Village)         5.625           09/01/2034        09/01/2006 A            15,316
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Eastern CA Municipal Water
                         District Community Facilities
                         Special Tax                             5.950           09/01/2033        09/01/2006 A            25,555
---------------------------------------------------------------------------------------------------------------------------------
           15,000        El Centro Redevel. Agency               5.500           11/01/2026        11/01/2008 A            15,414
---------------------------------------------------------------------------------------------------------------------------------



11             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         145,000        El Dorado County Special Tax            6.250%          09/01/2029        09/01/2009 A   $       151,209
---------------------------------------------------------------------------------------------------------------------------------
           50,000        El Monte Public Financing
                         Authority 1                             5.750           06/01/2028        06/01/2010 A            51,156
---------------------------------------------------------------------------------------------------------------------------------
           25,000        El Monte Public Financing
                         Authority (El Monte Community
                         Redevel.) 1                             5.750           06/01/2028        06/01/2010 A            25,578
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Elk Grove Special Tax
                         (East Franklin Community)               5.850           08/01/2036        08/01/2009 A            10,421
---------------------------------------------------------------------------------------------------------------------------------
           75,000        Elk Grove Special Tax
                         (East Franklin Community)               6.000           08/01/2033        08/01/2007 A            79,718
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Emeryville Public Financing
                         Authority                               6.100           09/01/2012        09/01/2006 A            25,138
---------------------------------------------------------------------------------------------------------------------------------
          145,000        Emeryville Public Financing
                         Authority 1                             6.200           09/01/2025        09/01/2006 A           146,121
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Encinitas Improvement Bond
                         Act 1915                                6.900           09/02/2017        09/02/2006 A            26,233
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Escondido Joint Powers Financing
                         Authority (California Center
                         for the Arts) 1                         6.000           09/01/2018        09/01/2006 A         1,002,450
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Etiwanda School District                6.250           09/01/2022        09/01/2006 A            20,515
---------------------------------------------------------------------------------------------------------------------------------
          105,000        Etiwanda School District
                         Facilities District No. 7 Special
                         Tax                                     5.900           09/01/2031        09/01/2011 A           108,753
---------------------------------------------------------------------------------------------------------------------------------
           30,000        Fairfield Improvement Bond Act
                         1915 (Green Valley Road/Mangels
                         Blvd.)                                  7.200           09/02/2009        09/02/2006 A            31,177
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Florin Resource Conservation
                         District COP 3                          6.000           02/01/2029        02/01/2015 A            15,259
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Folsom Public Financing Authority       5.000           11/01/2028        11/01/2007 A            20,387
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Folsom Public Financing Authority       5.400           09/02/2020        03/02/2008 A            25,144
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Folsom Public Financing Authority       5.625           09/02/2020        03/02/2011 A            25,604
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Folsom Special Tax Community
                         Facilities District No. 7               6.000           09/01/2024        09/01/2011 A            21,006
---------------------------------------------------------------------------------------------------------------------------------
          140,000        Fontana Special Tax (Sierra Hills)      6.000           09/01/2034        09/01/2014 A           147,539
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Fresno Unified School District          5.375           08/01/2021        08/01/2006 A            10,142
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Fresno Water System, Series A           5.000           06/01/2024        06/01/2008 A           103,149
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Fullerton Community Facilities
                         District No. 1 Special Tax
                         (Amerige Heights)                       6.200           09/01/2032        09/01/2012 A            26,457
---------------------------------------------------------------------------------------------------------------------------------
           80,000        Fullerton School District Special
                         Tax                                     6.300           09/01/2023        09/01/2013 A            86,081
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Galt Improvement Bond Act 1915          5.900           09/02/2022        09/02/2006 A            25,798
---------------------------------------------------------------------------------------------------------------------------------
           30,000        Garden Grove COP (Bahia
                         Village/Emerald Isle) 1                 5.700           08/01/2023        08/01/2006 A            30,134
---------------------------------------------------------------------------------------------------------------------------------
            5,000        Glendora Public Finance Authority       7.625           09/01/2010        09/01/2006 A             5,053
---------------------------------------------------------------------------------------------------------------------------------
          880,000        Hawthorne Community Redevel.
                         Agency Special Tax                      6.750           10/01/2025        10/01/2006 A           899,668
---------------------------------------------------------------------------------------------------------------------------------
          140,000        Hawthorne Parking Authority             8.000           09/01/2015        09/01/2006 A           142,937
---------------------------------------------------------------------------------------------------------------------------------
          135,000        Hawthorne Parking Authority             8.125           09/01/2019        09/01/2006 A           137,927
---------------------------------------------------------------------------------------------------------------------------------
           45,000        Hayward Improvement Bond Act 1915       7.100           09/02/2018        09/02/2006 A            45,759
---------------------------------------------------------------------------------------------------------------------------------


12             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$           5,000        Haywood COP (Civic Center) .            5.250%          08/01/2026        08/01/2006 A   $         5,066
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Hesperia Public Financing
                         Authority, Tranche A                    0.000 5         09/01/2035        09/01/2006 A         1,916,720
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Hollister Improvement Bond
                         Act 1915                                7.125           09/02/2022        09/02/2006 A            10,364
---------------------------------------------------------------------------------------------------------------------------------
            5,000        Horicon Elementary School District      6.100           08/01/2021        08/01/2007 A             5,138
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Huntington Beach City School
                         District                                5.000           08/01/2020        08/01/2011 A            53,146
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Huntington Beach Community
                         Facilities District                     5.400           10/01/2020        10/01/2011 A            15,306
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Imperial County Special Tax             6.500           09/01/2031        09/01/2011 A            24,707
---------------------------------------------------------------------------------------------------------------------------------
           40,000        Indio Hsg. (Olive Court
                         Apartments)                             6.375           12/01/2026        12/01/2009 A            41,025
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Indio Improvement Bond Act of
                         1915 Assessment District No.
                         2002-3                                  6.350           09/02/2027        09/02/2012 A            21,712
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Indio Public Financing Authority        5.350           08/15/2027        08/15/2006 A            10,239
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Industry Urban Devel. Agency            5.000           05/01/2024        05/01/2007 A            25,625
---------------------------------------------------------------------------------------------------------------------------------
          140,000        Intercommunity Hospital Financing
                         Authority COP                           5.250           11/01/2019        11/01/2010 A           143,181
---------------------------------------------------------------------------------------------------------------------------------
          150,000        Irvine GO                               5.550           09/02/2026        09/02/2013 A           154,676
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Irvine Improvement Bond Act 1915        5.600           09/02/2022        09/02/2014 A            20,631
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Irvine Improvement Bond Act 1915        5.625           09/02/2024        09/02/2013 A            15,471
---------------------------------------------------------------------------------------------------------------------------------
           80,000        Jurupa Community Facilities
                         District Special Tax                    5.875           09/01/2033        09/01/2006 A            81,755
---------------------------------------------------------------------------------------------------------------------------------
           70,000        Kern County (Fire Dept.) COP            5.250           05/01/2013        05/01/2007 A            71,653
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Kern County (Fire Dept.) COP            5.250           05/01/2015        05/01/2007 A            51,201
---------------------------------------------------------------------------------------------------------------------------------
            5,000        Kingsburg Public Financing
                         Authority                               7.800           09/15/2010        09/15/2006 A             5,015
---------------------------------------------------------------------------------------------------------------------------------
           30,000        La Habra Redevel. Agency
                         Community Facilities District           5.300           09/01/2007        09/02/2006 A            30,027
---------------------------------------------------------------------------------------------------------------------------------
           30,000        La Habra Redevel. Agency
                         Community Facilities District           6.000           09/01/2014        09/02/2006 A            30,026
---------------------------------------------------------------------------------------------------------------------------------
          215,000        La Quinta Redevel. Agency Tax
                         Allocation                              5.200           09/01/2028        09/01/2007 A           222,037
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000        La Verne COP (Bethren Hillcrest
                         Homes) 1                                5.600           02/15/2033        02/15/2013 A         5,210,250
---------------------------------------------------------------------------------------------------------------------------------
          520,000        Lake Elsinore Public Financing
                         Authority, Series F                     7.100           09/01/2020        09/01/2007 A           548,657
---------------------------------------------------------------------------------------------------------------------------------
          250,000        Lake Elsinore Redevel. Agency           6.050           10/01/2024        10/01/2011 A           262,793
---------------------------------------------------------------------------------------------------------------------------------
          500,000        Lake Elsinore Special Tax               5.100           09/01/2022        09/01/2017 A           508,370
---------------------------------------------------------------------------------------------------------------------------------
           75,000        Lake Elsinore Unified School
                         District                                5.870           09/01/2029        09/01/2006 A            76,645
---------------------------------------------------------------------------------------------------------------------------------
          175,000        Lake Elsinore Unified School
                         District                                5.900           09/01/2034        09/01/2006 A           178,885
---------------------------------------------------------------------------------------------------------------------------------
           90,000        Lake Elsinore Unified School
                         District                                6.000           09/01/2034        09/01/2006 A            91,997
---------------------------------------------------------------------------------------------------------------------------------
           35,000        Lancaster Community Facilities
                         District Special Tax                    6.000           10/01/2016        10/01/2008 A            35,946
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Lancaster Redevel. Agency (Desert
                         Sands Mobile Home Park)                 6.375           11/01/2027        11/01/2009 A            20,231
---------------------------------------------------------------------------------------------------------------------------------
          115,000        Lathrop Financing Authority
                         (Water Supply)                          5.700           06/01/2019        06/01/2013 A           120,527
---------------------------------------------------------------------------------------------------------------------------------


13             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          15,000        Lathrop Financing Authority
                         (Water Supply) 1                        5.750%          06/01/2020        06/01/2013 A   $        15,714
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Lathrop Financing Authority
                         (Water Supply) 1                        5.900           06/01/2023        06/01/2013 A            52,581
---------------------------------------------------------------------------------------------------------------------------------
        1,440,000        Lathrop Financing Authority
                         (Water Supply)                          5.900           06/01/2027        06/01/2013 A         1,515,197
---------------------------------------------------------------------------------------------------------------------------------
        1,075,000        Lathrop Financing Authority
                         (Water Supply) 1                        6.000           06/01/2035        06/01/2013 A         1,125,729
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Lathrop Improvement Bond Act 1915
                         (Louise Avenue)                         6.875           09/02/2017        09/01/2006 A            15,538
---------------------------------------------------------------------------------------------------------------------------------
           35,000        Lathrop Improvement Bond Act 1915
                         (Mossdale Village)                      6.125           09/02/2028        09/02/2006 A            36,228
---------------------------------------------------------------------------------------------------------------------------------
          155,000        Lincoln Improvement Bond Act 1915
                         Public Financing Authority
                         (Twelve Bridges)                        6.200           09/02/2025        09/02/2009 A           163,029
---------------------------------------------------------------------------------------------------------------------------------
          250,000        Lincoln Special Tax                     5.900           09/01/2024        09/01/2015 A           266,515
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Livermore Community Facilities
                         District No. 99-1 Special Tax
                         (Tri-Valley Technology Park)            6.400           09/01/2030        09/01/2008 A            15,683
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Livermore Community Facilities
                         District Special Tax                    5.750           09/01/2012        09/01/2010 A            15,636
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Livermore Community Facilities
                         District Special Tax                    6.400           09/01/2026        09/01/2010 A            52,299
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Loma Linda Collateralized Loan
                         (Redlands)                              7.375           06/01/2009        06/01/2006 A            10,025
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Loma Linda Collateralized Loan
                         (Redlands)                              7.375           06/01/2009        06/01/2006 A            10,098
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Long Beach Airport COP                  5.000           06/01/2016        06/01/2006 A            50,050
---------------------------------------------------------------------------------------------------------------------------------
          150,000        Long Beach Special Tax (Towne
                         Center)                                 5.900           10/01/2010        10/01/2006 A           153,875
---------------------------------------------------------------------------------------------------------------------------------
           35,000        Long Beach Special Tax Community
                         Facilities District No. 3               6.375           09/01/2023        09/01/2009 A            36,587
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Long Beach Special Tax Community
                         Facilities District No. 6               6.250           10/01/2026        10/01/2012 A            26,536
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Long Beach Unified School District      5.250           08/01/2029        08/01/2007 A            25,889
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Long Beach Unified School District      5.300           08/01/2018        08/01/2007 A            20,578
---------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Los Altos School District               5.000           08/01/2023        08/01/2006 A         3,038,640
---------------------------------------------------------------------------------------------------------------------------------
          150,000        Los Angeles Community Facilities
                         District Special Tax (Cascade
                         Business Park)                          6.400           09/01/2022        09/01/2007 A           155,601
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Los Angeles Community Redevel.
                         Agency (Cinerama Dome Public
                         Parking)                                5.700           07/01/2020        07/01/2010 A            26,055
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Los Angeles Community Redevel.
                         Agency (Grand Central Square)           5.200           12/01/2018        05/01/2006 A            50,040
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Los Angeles Community Redevel.
                         Agency (Grand Central Square)           5.200           12/01/2019        05/01/2006 A            20,016
---------------------------------------------------------------------------------------------------------------------------------
           90,000        Los Angeles County COP 1                5.800           12/01/2023        06/01/2006 A            90,090
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Los Angeles County COP (Antelope
                         Valley Courthouse)                      5.250           11/01/2027        11/01/2010 A            10,477
---------------------------------------------------------------------------------------------------------------------------------


14             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          25,000        Los Angeles County Metropolitan
                         Transportation Authority                5.000%          07/01/2023        07/01/2009 A   $        25,866
---------------------------------------------------------------------------------------------------------------------------------
            5,000        Los Angeles County Metropolitan
                         Transportation Authority                5.000           07/01/2023        07/01/2008 A             5,148
---------------------------------------------------------------------------------------------------------------------------------
           40,000        Los Angeles County Public Works
                         Financing Authority, Series B           5.250           09/01/2014        09/01/2006 A            40,998
---------------------------------------------------------------------------------------------------------------------------------
          140,000        Los Angeles Dept. of Airports
                         (Los Angeles International
                         Airport) 1                              5.500           05/15/2009        05/15/2006 A           140,857
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Los Angeles Dept. of Airports
                         (Ontario International Airport)         5.800           05/15/2010        05/15/2006 A            10,114
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Los Angeles Dept. of Airports
                         (Ontario International Airport)         5.900           05/15/2011        05/15/2006 A           101,145
---------------------------------------------------------------------------------------------------------------------------------
          205,000        Los Angeles Dept. of Airports
                         (Ontario International Airport) 1       6.000           05/15/2026        05/15/2006 A           207,401
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Los Angeles Dept. of Water
                         & Power 1                               4.750           08/15/2017        08/15/2006 A            15,011
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Los Angeles Dept. of Water & Power      4.750           10/15/2020        10/15/2006 A            10,008
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Los Angeles Dept. of Water & Power      5.250           07/01/2018        07/01/2006 A         1,001,260
---------------------------------------------------------------------------------------------------------------------------------
          350,000        Los Angeles Dept. of Water
                         & Power 1                               5.250           07/01/2024        07/01/2006 A           350,819
---------------------------------------------------------------------------------------------------------------------------------
          160,000        Los Angeles Harbor Dept. 1              5.375           11/01/2025        11/01/2006 A           162,770
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Los Angeles Harbor Dept., Series B      5.375           11/01/2023        11/01/2006 A            10,162
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Los Angeles Harbor Dept., Series
                         B 1                                     6.000           08/01/2014        08/01/2006 A         1,015,270
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Los Angeles Harbor Dept., Series
                         B 1                                     6.000           08/01/2015        08/01/2006 A            50,784
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Los Angeles Hsg. (Arminta North &
                         South)                                  7.700           06/20/2028        06/20/2006 A            20,061
---------------------------------------------------------------------------------------------------------------------------------
            5,000        Los Angeles Hsg. (Multifamily)          5.750           01/01/2024        07/01/2006 A             5,008
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Los Angeles Hsg. (Multifamily)          5.900           01/01/2030        07/01/2009 A            20,546
---------------------------------------------------------------------------------------------------------------------------------
        1,200,000        Los Angeles Hsg. (Park Plaza) 1         5.500           01/20/2043        07/20/2011 A         1,244,388
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Los Angeles Mtg. (Section 8)            5.350           07/01/2022        07/01/2006 A            10,005
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Los Angeles Regional Airports
                         Improvement Corp. (Laxfuel
                         Corp.) 1                                5.250           01/01/2023        01/01/2012 A           102,330
---------------------------------------------------------------------------------------------------------------------------------
           80,000        Los Angeles Single Family Mtg.
                         (GNMA & FNMA Mtg. Backed), Series A     6.875           06/01/2025        06/01/2006 A            80,165
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Los Angeles Unified School
                         District GO                             5.000           07/01/2023        07/01/2008 A            51,960
---------------------------------------------------------------------------------------------------------------------------------
           45,000        Los Angeles Wastewater System 1         4.700           11/01/2017        05/01/2006 A            45,013
---------------------------------------------------------------------------------------------------------------------------------
           75,000        Los Angeles Wastewater System 1         4.700           11/01/2019        05/01/2006 A            75,022
---------------------------------------------------------------------------------------------------------------------------------
           35,000        M-S-R Public Power Agency
                         (San Juan) 1                            6.000           07/01/2022        07/01/2006 A            38,950
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Madera County COP (Valley
                         Children's Hospital) 1                  5.000           03/15/2023        03/15/2008 A            25,707
---------------------------------------------------------------------------------------------------------------------------------
          275,000        Madera County COP (Valley
                         Children's Hospital) 1                  5.750           03/15/2028        09/15/2006 A           279,469
---------------------------------------------------------------------------------------------------------------------------------
          125,000        Mill Valley COP (The Redwoods) 1        5.750           12/01/2020        12/01/2006 A           128,946
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Milpitas Improvement Bond
                         Act 1915                                5.700           09/02/2018        09/02/2006 A            10,331
---------------------------------------------------------------------------------------------------------------------------------


15             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         440,000        Modesto Irrigation District COP         5.300%          07/01/2022        07/01/2006 A   $       440,524
---------------------------------------------------------------------------------------------------------------------------------
          385,000        Modesto Irrigation District COP         5.300           07/01/2022        01/01/2007 A           385,193
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Modesto Irrigation District,
                         Series A 1                              6.000           10/01/2015        10/01/2006 A         1,029,500
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Montclair Redevel. Agency Mobile
                         Home Park (Augusta Homes Villa
                         Del Arroyo)                             6.100           11/15/2037        11/15/2014 A            10,376
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Montclair Redevel. Agency Mobile
                         Home Park (Hacienda Mobile
                         Home Park)                              6.000           11/15/2029        11/15/2014 A            25,903
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Montclair Redevel. Agency Mobile
                         Home Park (Villa Mobile
                         Home Park)                              6.100           06/15/2029        06/15/2009 A            20,931
---------------------------------------------------------------------------------------------------------------------------------
          115,000        Montclair Redevel. Agency Tax
                         Allocation (Redevel. Project Area
                         III)                                    5.500           12/01/2027        12/01/2006 A           118,310
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Montebello Community Redevel.
                         Agency (South Montebello)               5.500           09/01/2022        09/01/2011 A            10,159
---------------------------------------------------------------------------------------------------------------------------------
           60,000        Monterey County COP (Natividad
                         Medical Center)                         5.700           08/01/2017        08/01/2006 A            61,289
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Monterey County COP (Natividad
                         Medical Center) 1                       5.750           08/01/2028        08/01/2006 A            51,071
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Monterey County COP
                         (Sheriffs Facility)                     5.000           12/01/2014        06/01/2006 A            10,010
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Monterey Joint Powers Financing
                         Authority (Materials Recovery
                         Facilities)                             5.500           03/01/2010        09/01/2006 A            10,111
---------------------------------------------------------------------------------------------------------------------------------
           45,000        Monterey Joint Powers Financing
                         Authority (Materials Recovery
                         Facilities)                             5.600           03/01/2012        09/01/2006 A            45,723
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Monterey Joint Powers Financing
                         Authority (Materials Recovery
                         Facilities)                             5.600           03/01/2013        09/01/2006 A            50,925
---------------------------------------------------------------------------------------------------------------------------------
           65,000        Monterey Joint Powers Financing
                         Authority (Materials Recovery
                         Facilities)                             5.700           03/01/2015        09/01/2006 A            66,519
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Monterey Joint Powers Financing
                         Authority (Materials Recovery
                         Facilities)                             5.700           03/01/2016        09/01/2006 A            20,516
---------------------------------------------------------------------------------------------------------------------------------
           70,000        Moorpark Mobile Home Park (Villa
                         Del Arroyo)                             6.300           05/15/2030        05/15/2010 A            75,089
---------------------------------------------------------------------------------------------------------------------------------
           60,000        Moorpark Mobile Home Park (Villa
                         Del Arroyo) 1                           7.050           05/15/2035        06/26/2006 A            60,021
---------------------------------------------------------------------------------------------------------------------------------
           55,000        Moreno Valley Special Tax
                         (Towngate Community Facilities)         6.125           12/01/2021        06/01/2006 A            55,126
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Morgan Hill Improvement Bond
                         Act 1915                                5.600           09/02/2018        09/02/2006 A            50,041
---------------------------------------------------------------------------------------------------------------------------------
           95,000        Morgan Hill Improvement Bond
                         Act 1915                                5.650           09/02/2023        09/02/2006 A            95,120
---------------------------------------------------------------------------------------------------------------------------------
          120,000        Mount Diablo Unified School
                         District                                5.375           08/01/2026        08/01/2006 A           121,628
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Mount Diablo Unified School
                         District                                5.500           08/01/2010        08/01/2006 A            25,361
---------------------------------------------------------------------------------------------------------------------------------


16             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         250,000        Mountain View Shoreline Regional
                         Park Community                          5.500%          08/01/2013        08/01/2006 A   $       256,043
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Murrieta Community Facilities
                         District Special Tax
                         (Blackmore Ranch)                       6.100           09/01/2034        09/01/2011 A            10,553
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Murrieta Community Facilities
                         District Special Tax (Bluestone)        6.300           09/01/2031        09/01/2013 A            10,687
---------------------------------------------------------------------------------------------------------------------------------
          700,000        Murrieta Community Facilities
                         District Special Tax (Bremerton)        5.625           09/01/2034        09/01/2009 A           732,060
---------------------------------------------------------------------------------------------------------------------------------
          105,000        Murrieta Community Facilities
                         District Special Tax
                         (Murrieta Springs)                      5.500           09/01/2034        09/01/2011 A           106,616
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Murrieta Improvement Bond
                         Act 1915                                6.375           09/01/2031        09/01/2011 A            53,623
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Murrieta Valley Unified School
                         District Special Tax                    5.700           09/01/2018        09/01/2006 A            10,161
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Murrieta Valley Unified School
                         District Special Tax                    6.200           09/01/2026        09/01/2006 A            25,539
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Murrieta Valley Unified School
                         District Special Tax                    6.300           09/01/2024        03/01/2012 A            26,918
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Murrieta Valley Unified School
                         District Special Tax                    6.375           09/01/2032        03/01/2012 A            26,718
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Murrieta Water Public Financing
                         Authority                               5.700           10/01/2021        10/01/2006 A            51,419
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Needles Public Utility Authority        6.350           02/01/2012        02/01/2009 A            10,345
---------------------------------------------------------------------------------------------------------------------------------
           30,000        Needles Public Utility
                         Authority 1                             6.650           02/01/2032        02/01/2009 A            31,082
---------------------------------------------------------------------------------------------------------------------------------
          250,000        Norco Special Tax                       7.000           09/01/2033        09/01/2012 A           279,578
---------------------------------------------------------------------------------------------------------------------------------
           75,000        Northern CA Power Agency
                         (Hydroelectric) 1                       5.125           07/01/2023        07/01/2008 A            77,489
---------------------------------------------------------------------------------------------------------------------------------
        2,310,000        Northern CA Tobacco
                         Securitization Authority (TASC)         0.000 5         06/01/2027        06/12/2016 C         2,043,680
---------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Northern CA Tobacco
                         Securitization Authority (TASC)         4.750           06/01/2023        07/18/2011 B         2,929,530
---------------------------------------------------------------------------------------------------------------------------------
           35,000        Novato GO                               5.000           08/01/2012        08/01/2006 A            35,236
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Oakdale Public Financing
                         Authority Tax Allocation
                         (Central City Redevel.)                 6.100           06/01/2027        06/01/2007 A            51,479
---------------------------------------------------------------------------------------------------------------------------------
          250,000        Oakland Unified School District         5.000           08/01/2013        08/01/2006 A           250,760
---------------------------------------------------------------------------------------------------------------------------------
           85,000        Oakland Unified School District         5.250           08/01/2021        08/01/2007 A            87,316
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Olivenhain Municipal Water
                         District Bond Act 1915                  5.450           09/02/2027        09/02/2009 A            51,749
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Olivenhain Municipal Water
                         District COP 1                          5.125           06/01/2028        06/01/2006 A            50,566
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Orange County Community
                         Facilities District (Ladera Ranch)      5.550           08/15/2033        08/15/2012 A            25,515
---------------------------------------------------------------------------------------------------------------------------------
           80,000        Orange County Improvement Bond
                         Act 1915                                5.500           09/02/2018        03/02/2008 A            80,642
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Orange County Recovery COP              5.875           07/01/2019        07/01/2006 A            25,593
---------------------------------------------------------------------------------------------------------------------------------
          250,000        Orange County Recovery COP              6.000           07/01/2026        07/01/2006 A           255,980
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Oroville Hospital                       5.400           12/01/2022        12/01/2006 A            25,324
---------------------------------------------------------------------------------------------------------------------------------


17             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$       1,415,000        Oxnard Harbor District                  5.550%          08/01/2013        08/01/2007 A   $     1,460,690
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Oxnard Improvement Bond Act 1915
                         (Rice Avenue)                           5.700           09/02/2032        09/02/2006 A            51,499
---------------------------------------------------------------------------------------------------------------------------------
           40,000        Oxnard School District COP              5.550           08/01/2021        08/01/2006 A            40,385
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Oxnard School District, Series A        5.250           08/01/2027        08/01/2006 A            20,270
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Palm Desert Financing Authority
                         Various Assessment & Community
                         Facilities Districts                    5.900           10/01/2015        10/01/2006 A            20,405
---------------------------------------------------------------------------------------------------------------------------------
           40,000        Palm Desert Financing Authority
                         Various Assessment & Community
                         Facilities Districts                    6.000           10/01/2020        10/01/2009 A            40,683
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Palm Springs Financing Authority
                         (Palm Springs Regional Airport)         6.000           01/01/2022        07/01/2006 A            25,046
---------------------------------------------------------------------------------------------------------------------------------
          125,000        Palmdale Community Facilities
                         District Special Tax                    5.400           09/01/2035        09/01/2016 A           127,281
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Palmdale Community Redel. Agency        5.750           08/01/2009        08/01/2006 A            50,198
---------------------------------------------------------------------------------------------------------------------------------
           45,000        Palo Alto Improvement Bond
                         Act 1915                                5.700           09/02/2018        09/02/2006 A            46,009
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Palo Alto Improvement Bond
                         Act 1915 (University Ave. Area)         5.100           09/02/2024        09/02/2006 A           102,409
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Palo Alto Improvement Bond
                         Act 1915 (University Ave. Area)         5.125           09/02/2025        09/02/2006 A           102,348
---------------------------------------------------------------------------------------------------------------------------------
           35,000        Palomar Pomerado Health System 1        5.000           11/01/2013        05/01/2006 A            35,032
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Paramount Multifamily Hsg.
                         (Prince Twin Towers Property) 1         5.700           02/20/2033        08/20/2009 A            25,403
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Pasadena Public Financing
                         Authority (Orange Grove & Villa
                         Parke)                                  5.250           06/01/2008        06/01/2006 A            50,347
---------------------------------------------------------------------------------------------------------------------------------
          105,000        Perris Community Facilities
                         District Special Tax                    6.375           09/01/2032        09/01/2013 A           113,426
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Perris Public Financing Authority       5.750           09/01/2024        09/01/2016 A            10,595
---------------------------------------------------------------------------------------------------------------------------------
          170,000        Perris Public Financing
                         Authority 3                             7.875           09/01/2025        09/01/2006 A           173,849
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Perris Public Financing
                         Authority, Series A                     6.125           09/01/2034        09/01/2014 A            10,749
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Pittsburg Improvement Bond Act
                         1915 (San Marco Phase I)                6.350           09/02/2031        09/02/2011 A            21,176
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Pittsburg Infrastructure
                         Financing Authority                     5.850           09/02/2015        08/05/2006 A            51,453
---------------------------------------------------------------------------------------------------------------------------------
          125,000        Pittsburg Infrastructure
                         Financing Authority, Series B           6.000           09/02/2024        09/02/2010 A           128,004
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Placentia Public Financing
                         Authority                               5.450           09/01/2015        09/01/2006 A            10,255
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Placer County Community
                         Facilities District                     6.500           09/01/2026        09/01/2010 A            10,721
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Placer County COP (Administrative
                         & Emergency Service)                    5.650           06/01/2024        06/01/2007 A            20,787
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Pleasant Hill Special Tax
                         Downtown Community Facilities
                         District No. 1                          5.875           09/01/2025        09/01/2012 A            10,158
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Port of Oakland, Series G               5.375           11/01/2025        11/01/2007 A           103,663
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Port of Oakland, Series J               5.500           11/01/2026        11/01/2007 A            15,629
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Port Redwood City GO                    5.400           06/01/2019        06/01/2011 A           102,401
---------------------------------------------------------------------------------------------------------------------------------


18             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         250,000        Poway Hsg. (Poinsetta Mobile
                         Home Park) 1                            5.000%          05/01/2023        05/01/2015 A   $       251,170
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Poway Unified School District
                         Special Tax Community Facilities
                         District No. 10                         6.100           09/01/2031        09/01/2008 A            10,379
---------------------------------------------------------------------------------------------------------------------------------
          200,000        Poway Unified School District
                         Special Tax Community Facilities
                         District No. 6                          5.600           09/01/2033        09/01/2011 A           204,544
---------------------------------------------------------------------------------------------------------------------------------
           25,000        R.E. Badger Water Facilities
                         Financing Authority 1                   5.750           10/01/2024        10/01/2007 A            25,949
---------------------------------------------------------------------------------------------------------------------------------
           60,000        Rancho Mirage Joint Powers
                         Financing Authority (Eisenhower
                         Medical Center)                         5.375           07/01/2022        07/01/2007 A            62,221
---------------------------------------------------------------------------------------------------------------------------------
           45,000        Rancho Mirage Redevel. Agency Tax
                         Allocation                              5.200           04/01/2014        10/01/2006 A            45,054
---------------------------------------------------------------------------------------------------------------------------------
           75,000        Rancho Mirage Redevel. Agency Tax
                         Allocation                              5.500           04/01/2029        10/01/2006 A            75,107
---------------------------------------------------------------------------------------------------------------------------------
           85,000        Rancho Mirage Redevel. Agency Tax
                         Allocation (Whitewater Redevel.)        5.000           04/01/2024        10/01/2006 A            85,074
---------------------------------------------------------------------------------------------------------------------------------
          170,000        Rancho Santa Fe Community
                         Services District                       6.700           09/01/2030        09/01/2010 A           180,438
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Rancho Santa Fe Community
                         Services District Special Tax           6.600           09/01/2020        09/01/2010 A            10,661
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Redlands Community Facilities
                         District                                5.850           09/01/2033        09/01/2012 A            10,404
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Redwood City Special Tax                5.750           09/01/2027        09/01/2011 A           103,399
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Reedley COP (Sierra View Homes) 1       5.850           03/01/2021        09/01/2006 A            51,084
---------------------------------------------------------------------------------------------------------------------------------
          110,000        Richmond Joint Powers Financing
                         Authority 3                             6.600           09/01/2016        09/01/2008 A           112,948
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Rio School District COP                 5.700           09/01/2028        09/01/2006 A            20,030
---------------------------------------------------------------------------------------------------------------------------------
           85,000        River Highlands Community
                         Services District                       7.750           09/02/2020        09/02/2006 A            86,548
---------------------------------------------------------------------------------------------------------------------------------
           20,000        River Highlands Community
                         Services District                       8.125           09/02/2020        03/02/2007 A            20,190
---------------------------------------------------------------------------------------------------------------------------------
           80,000        River Islands Public Financing
                         Authority                               6.000           09/01/2027        09/01/2010 A            83,034
---------------------------------------------------------------------------------------------------------------------------------
           50,000        River Islands Public Financing
                         Authority                               6.150           09/01/2035        09/01/2008 B            51,866
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Riverside County Community
                         Facilities District                     6.000           09/01/2030        09/01/2014 A            15,482
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Riverside County Public Financing
                         Authority (Menifee Village)             7.150           09/01/2011        09/01/2006 A            10,183
---------------------------------------------------------------------------------------------------------------------------------
          505,000        Riverside County Public Financing
                         Authority COP 1                         5.750           05/15/2019        05/15/2009 A           521,286
---------------------------------------------------------------------------------------------------------------------------------
          675,000        Riverside County Public Financing
                         Authority Improvement Bond Act of
                         1915 (Rancho Village)                   6.250           09/02/2013        08/12/2010 C           709,196
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Riverside Improvement Bond Act
                         1915 (Sycamore Canyon Assessment
                         District)                               8.500           09/02/2012        09/02/2006 A            20,251
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Riverside Unified School District       5.000           02/01/2027        02/01/2013 A            10,291
---------------------------------------------------------------------------------------------------------------------------------


19             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         100,000        Riverside Unified School District       5.350%          09/01/2024        09/01/2014 A   $       100,540
---------------------------------------------------------------------------------------------------------------------------------
           90,000        Riverside Unified School District       5.450           09/01/2025        09/01/2014 A            92,451
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Riverside Unified School District       5.500           09/01/2034        09/01/2014 A           102,063
---------------------------------------------------------------------------------------------------------------------------------
           80,000        Riverside Unified School District       5.700           09/01/2034        09/01/2014 A            82,494
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Riverside Unified School District       6.200           09/01/2030        09/01/2011 A            10,277
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Rocklin Redevel. Agency, Series B       5.500           09/01/2031        09/01/2011 A            51,191
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Rocklin Unified School District         5.750           09/01/2018        09/01/2006 A           102,664
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Romoland School District                6.375           09/01/2033        09/01/2006 A            51,301
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Romoland School District
                         Special Tax                             6.375           09/01/2033        09/01/2006 A            51,301
---------------------------------------------------------------------------------------------------------------------------------
          410,000        Rosemead Redevel. Agency                5.600           10/01/2033        10/01/2006 A           410,201
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Roseville Special Tax                   6.000           09/01/2031        09/01/2011 A            10,529
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Roseville Special Tax (Stoneridge)      6.000           09/01/2020        09/01/2013 A            21,284
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Sacrament Improvement Bond Act
                         1915 (Citywide Landscaping &
                         Lighting)                               5.500           09/02/2016        09/02/2006 A            10,259
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Sacramento City Financing
                         Authority (Convention Center
                         Hotel) 1                                6.250           01/01/2030        07/01/2011 A           103,684
---------------------------------------------------------------------------------------------------------------------------------
          220,000        Sacramento Cogeneration Authority       5.200           07/01/2021        07/01/2006 A           220,238
---------------------------------------------------------------------------------------------------------------------------------
           40,000        Sacramento County Airport System        5.750           07/01/2024        07/01/2006 A            40,068
---------------------------------------------------------------------------------------------------------------------------------
           70,000        Sacramento County Airport System,
                         Series A 1                              5.900           07/01/2024        07/01/2006 A            71,600
---------------------------------------------------------------------------------------------------------------------------------
            5,000        Sacramento County Airport System,
                         Series B                                5.750           07/01/2024        07/01/2006 A             5,008
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Sacramento County COP                   5.375           02/01/2019        02/01/2007 A            51,588
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Sacramento Improvement Bond
                         Act 1915                                6.350           09/02/2011        09/02/2006 A            15,562
---------------------------------------------------------------------------------------------------------------------------------
           60,000        Sacramento Improvement Bond
                         Act 1915 (Willowcreek II)               6.700           09/02/2022        09/02/2006 A            62,320
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Sacramento Municipal Utility
                         District 1                              5.125           07/01/2022        07/01/2007 A            15,506
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Sacramento Special Tax (Community
                         Facilities District
                         No. 97-1)                               5.700           12/01/2020        12/01/2009 A            10,113
---------------------------------------------------------------------------------------------------------------------------------
           30,000        Sacramento Special Tax (North
                         Natomas Community Facilities)           6.300           09/01/2026        03/01/2010 A            31,582
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Saddleback Community College
                         District                                5.500           06/01/2021        06/01/2006 A           102,145
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Saddleback Valley Unified School
                         District                                7.200           12/01/2011        06/01/2006 A            10,023
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Salinas Improvement Bond Act 1915       5.450           09/02/2013        09/02/2006 A           102,397
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Salinas Improvement Bond Act 1915
                         (Bella Vista)                           5.500           09/02/2013        09/02/2006 A            51,594
---------------------------------------------------------------------------------------------------------------------------------
           85,000        Salinas Redevel. Agency Tax
                         Allocation (Central City
                         Revitalization)                         5.500           11/01/2023        11/01/2008 A            87,393
---------------------------------------------------------------------------------------------------------------------------------


20             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          60,000        San Bernardino County COP
                         (Medical Center Financing)              5.000%          08/01/2026        08/01/2006 A   $        60,030
---------------------------------------------------------------------------------------------------------------------------------
          105,000        San Bernardino County COP
                         (Medical Center Financing)              5.000           08/01/2028        08/01/2006 A           107,442
---------------------------------------------------------------------------------------------------------------------------------
          100,000        San Bernardino County COP
                         (Medical Center Financing)              5.250           08/01/2016        08/01/2006 A           102,337
---------------------------------------------------------------------------------------------------------------------------------
           50,000        San Bernardino County COP
                         (Medical Center Financing) 1            5.500           08/01/2019        08/01/2006 A            50,116
---------------------------------------------------------------------------------------------------------------------------------
          280,000        San Bernardino County COP
                         (Medical Center Financing) 1            5.500           08/01/2024        08/01/2006 A           280,588
---------------------------------------------------------------------------------------------------------------------------------
           75,000        San Bernardino Joint Powers
                         Financing Authority (California
                         Dept. of Transportation Lease)          5.500           12/01/2020        12/01/2007 A            75,769
---------------------------------------------------------------------------------------------------------------------------------
           25,000        San Bernardino Joint Powers
                         Financing Authority (California
                         Dept. of Transportation Lease)          5.500           12/01/2020        06/01/2006 A            25,536
---------------------------------------------------------------------------------------------------------------------------------
          150,000        San Bernardino Joint Powers
                         Financing Authority (Tax
                         Allocation) 3                           6.625           04/01/2026        04/01/2012 A           163,089
---------------------------------------------------------------------------------------------------------------------------------
           15,000        San Bernardino Redevel. Agency
                         (Ramona Senior Complex)                 7.875           07/01/2025        07/01/2007 A            15,097
---------------------------------------------------------------------------------------------------------------------------------
           40,000        San Buenaventura Public
                         Facilities Financing Authority          5.750           06/01/2014        06/01/2006 A            40,472
---------------------------------------------------------------------------------------------------------------------------------
           25,000        San Clemente Improvement Bond Act
                         1915                                    6.050           09/02/2028        09/02/2006 A            25,638
---------------------------------------------------------------------------------------------------------------------------------
          200,000        San Diego COP (Balboa & Mission
                         Bay Parks)                              5.600           11/01/2010        11/01/2006 A           201,466
---------------------------------------------------------------------------------------------------------------------------------
           25,000        San Diego COP (Balboa & Mission
                         Bay Parks)                              5.600           11/01/2010        05/01/2006 A            25,183
---------------------------------------------------------------------------------------------------------------------------------
           35,000        San Diego COP (Balboa Park &
                         Mission Bay)                            5.800           11/01/2016        05/01/2006 A            35,200
---------------------------------------------------------------------------------------------------------------------------------
          105,000        San Diego COP (Balboa Park &
                         Mission Bay)                            6.000           11/01/2019        05/01/2006 A           105,690
---------------------------------------------------------------------------------------------------------------------------------
           20,000        San Diego County COP (San Diego
                         Hospital Assoc./Sharp Memorial
                         Hospital)                               5.000           08/15/2028        08/15/2010 A            20,459
---------------------------------------------------------------------------------------------------------------------------------
           20,000        San Diego County Hsg. (Orange
                         Glen Apartments)                        6.150           08/01/2020        08/01/2006 A            20,353
---------------------------------------------------------------------------------------------------------------------------------
          275,000        San Diego Industrial Devel. (San
                         Diego Gas & Electric Company) 1         5.900           06/01/2018        06/01/2006 A           275,448
---------------------------------------------------------------------------------------------------------------------------------
           70,000        San Diego Industrial Devel. (San
                         Diego Gas & Electric Company) 1         5.900           09/01/2018        09/01/2006 A            70,095
---------------------------------------------------------------------------------------------------------------------------------
        1,165,000        San Diego Industrial Devel. (San
                         Diego Gas & Electric Company) 1         5.900           09/01/2018        09/01/2006 A         1,171,734
---------------------------------------------------------------------------------------------------------------------------------
           15,000        San Diego Industrial Devel. (San
                         Diego Gas & Electric Company) 1         5.900           09/01/2018        09/01/2006 A            15,023
---------------------------------------------------------------------------------------------------------------------------------
          390,000        San Diego Industrial Devel. (San
                         Diego Gas & Electric Company)           5.900           09/01/2018        09/01/2006 A           390,593
---------------------------------------------------------------------------------------------------------------------------------
           50,000        San Diego Mtg. (Mariners Cove) 1        5.800           09/01/2015        09/01/2006 A            50,241
---------------------------------------------------------------------------------------------------------------------------------
           30,000        San Diego Open Space Park
                         Facilities District No.1                5.750           01/01/2007        07/01/2006 A            30,049
---------------------------------------------------------------------------------------------------------------------------------


21             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          65,000        San Diego Public Facilities
                         Financing Authority 1                   5.000%          05/15/2015        05/15/2006 A   $        65,714
---------------------------------------------------------------------------------------------------------------------------------
          525,000        San Diego Public Facilities
                         Financing Authority 1                   5.000           05/15/2020        05/15/2006 A           528,098
---------------------------------------------------------------------------------------------------------------------------------
          475,000        San Diego Public Facilities
                         Financing Authority 1                   5.000           05/15/2025        05/15/2006 A           477,812
---------------------------------------------------------------------------------------------------------------------------------
           90,000        San Diego Public Facilities
                         Financing Authority 1                   5.250           05/15/2020        05/15/2006 A            90,039
---------------------------------------------------------------------------------------------------------------------------------
          165,000        San Diego Sewer 1                       5.000           05/15/2023        05/15/2006 A           165,155
---------------------------------------------------------------------------------------------------------------------------------
          100,000        San Diego Sewer, Series A               5.000           05/15/2013        05/15/2006 A           100,097
---------------------------------------------------------------------------------------------------------------------------------
          550,000        San Diego Sewer, Series A 1             5.250           05/15/2020        05/15/2006 A           553,498
---------------------------------------------------------------------------------------------------------------------------------
          115,000        San Francisco Bay Area Rapid
                         Transit District                        5.000           07/01/2028        07/01/2008 A           117,985
---------------------------------------------------------------------------------------------------------------------------------
           10,000        San Francisco Building Authority
                         (San Francisco Civic Center
                         Complex)                                5.250           12/01/2021        12/01/2006 A            10,292
---------------------------------------------------------------------------------------------------------------------------------
           25,000        San Francisco City & County
                         (Educational Facilities Community
                         College)                                5.500           06/15/2013        06/15/2007 A            25,951
---------------------------------------------------------------------------------------------------------------------------------
           30,000        San Francisco City & County
                         (Golden Gate Park Improvements)         5.000           06/15/2011        06/15/2006 A            30,382
---------------------------------------------------------------------------------------------------------------------------------
           70,000        San Francisco City & County
                         Airports Commission                     5.000           05/01/2021        01/01/2010 A            70,968
---------------------------------------------------------------------------------------------------------------------------------
           40,000        San Francisco City & County
                         Airports Commission 1                   4.800           05/01/2014        01/01/2010 A            40,714
---------------------------------------------------------------------------------------------------------------------------------
           30,000        San Francisco City & County
                         Airports Commission                     4.900           05/01/2016        01/01/2010 A            30,492
---------------------------------------------------------------------------------------------------------------------------------
           55,000        San Francisco City & County
                         Airports Commission                     5.000           05/01/2017        05/01/2009 A            56,348
---------------------------------------------------------------------------------------------------------------------------------
           30,000        San Francisco City & County
                         Airports Commission                     5.000           05/01/2019        05/01/2008 A            30,572
---------------------------------------------------------------------------------------------------------------------------------
           75,000        San Francisco City & County
                         Airports Commission                     5.000           05/01/2019        01/01/2010 A            76,164
---------------------------------------------------------------------------------------------------------------------------------
           90,000        San Francisco City & County
                         Airports Commission 1                   5.000           05/01/2022        01/01/2010 A            91,184
---------------------------------------------------------------------------------------------------------------------------------
           25,000        San Francisco City & County
                         Airports Commission                     5.000           05/01/2022        05/01/2008 A            25,358
---------------------------------------------------------------------------------------------------------------------------------
           25,000        San Francisco City & County
                         Airports Commission                     5.000           05/01/2023        05/01/2009 A            25,415
---------------------------------------------------------------------------------------------------------------------------------
          160,000        San Francisco City & County
                         Airports Commission 1                   5.000           05/01/2025        01/01/2010 A           161,674
---------------------------------------------------------------------------------------------------------------------------------
          120,000        San Francisco City & County
                         Airports Commission                     5.000           05/01/2028        01/01/2010 A           120,852
---------------------------------------------------------------------------------------------------------------------------------
           30,000        San Francisco City & County
                         Airports Commission                     5.125           05/01/2021        05/01/2011 A            30,842
---------------------------------------------------------------------------------------------------------------------------------
           65,000        San Francisco City & County
                         Airports Commission 1                   5.500           05/01/2015        05/01/2008 A            67,432
---------------------------------------------------------------------------------------------------------------------------------
           25,000        San Francisco City & County
                         Airports Commission                     5.500           05/01/2016        05/01/2012 A            26,526
---------------------------------------------------------------------------------------------------------------------------------


22             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          35,000        San Francisco City & County
                         Airports Commission 1                   5.500%          05/01/2024        05/01/2010 A   $        36,714
---------------------------------------------------------------------------------------------------------------------------------
           45,000        San Francisco City & County
                         Airports Commission                     5.625           05/01/2010        05/01/2006 A            45,504
---------------------------------------------------------------------------------------------------------------------------------
          175,000        San Francisco City & County
                         Airports Commission (SFO Fuel
                         Company) 1                              5.125           01/01/2017        01/01/2008 A           178,544
---------------------------------------------------------------------------------------------------------------------------------
           20,000        San Francisco City & County COP
                         (77th Street Property)                  5.300           09/01/2022        09/01/2007 A            20,760
---------------------------------------------------------------------------------------------------------------------------------
           50,000        San Francisco City & County COP
                         (San Bruno Jail)                        5.250           10/01/2026        10/01/2008 A            52,314
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000        San Francisco City & County COP
                         (San Bruno Jail) 1                      5.250           10/01/2033        10/01/2008 A         2,090,380
---------------------------------------------------------------------------------------------------------------------------------
           45,000        San Francisco City & County
                         Improvement Bond Act 1915               6.850           09/02/2026        09/02/2006 A            46,589
---------------------------------------------------------------------------------------------------------------------------------
          115,000        San Francisco City & County
                         Public Utilities Commission             5.000           11/01/2026        11/01/2008 A           116,010
---------------------------------------------------------------------------------------------------------------------------------
           25,000        San Francisco City & County
                         Public Utilities Commission             5.000           11/01/2026        11/01/2006 A            25,474
---------------------------------------------------------------------------------------------------------------------------------
          115,000        San Francisco City & County
                         Redevel. Agency                         6.750           07/01/2025        07/01/2006 A           115,321
---------------------------------------------------------------------------------------------------------------------------------
           10,000        San Francisco City & County
                         Redevel. Agency (FHA
                         Insured-Section 8) 3                    6.850           07/01/2024        07/01/2006 A            10,025
---------------------------------------------------------------------------------------------------------------------------------
           65,000        San Francisco City & County
                         Redevel. Agency (South Beach)           5.700           03/01/2029        09/01/2006 A            65,039
---------------------------------------------------------------------------------------------------------------------------------
           20,000        San Francisco City & County
                         Redevel. Financing Authority            4.800           08/01/2016        08/01/2016              20,016
---------------------------------------------------------------------------------------------------------------------------------
          100,000        San Francisco City & County
                         Redevel. Financing Authority            5.000           08/01/2018        08/01/2006 A           100,089
---------------------------------------------------------------------------------------------------------------------------------
          125,000        San Francisco City & County
                         Redevel. Financing Authority            5.000           08/01/2022        08/01/2016 A           125,109
---------------------------------------------------------------------------------------------------------------------------------
           15,000        San Joaquin Hills Transportation
                         Corridor Agency                         5.375           01/15/2029        01/15/2007 A            15,448
---------------------------------------------------------------------------------------------------------------------------------
          275,000        San Jose Finance Authority,
                         Series B                                5.625           11/15/2018        11/15/2006 A           275,426
---------------------------------------------------------------------------------------------------------------------------------
           50,000        San Jose Improvement Bond
                         Act 1915                                5.750           09/02/2019        09/02/2006 A            51,606
---------------------------------------------------------------------------------------------------------------------------------
          285,000        San Jose Multifamily Hsg.
                         (Almaden Senior Hsg. Partners)          5.350           07/15/2034        07/01/2014 C           295,320
---------------------------------------------------------------------------------------------------------------------------------
          125,000        San Jose Redevel. Agency                4.750           08/01/2024        02/01/2007 A           125,006
---------------------------------------------------------------------------------------------------------------------------------
           15,000        San Jose Redevel. Agency                5.000           08/01/2021        08/01/2006 A            15,013
---------------------------------------------------------------------------------------------------------------------------------
           20,000        San Jose Redevel. Agency 1              5.750           08/01/2017        08/01/2007 A            20,832
---------------------------------------------------------------------------------------------------------------------------------
            5,000        San Jose Redevel. Agency
                         Tax Allocation                          5.500           08/01/2016        08/01/2007 A             5,202
---------------------------------------------------------------------------------------------------------------------------------
          190,000        San Leandro Community Facilities
                         District No. 1 Special Tax              6.400           09/01/2019        09/01/2008 A           201,269
---------------------------------------------------------------------------------------------------------------------------------
           25,000        San Marcos Public Facilities
                         Authority, Series A                     6.250           09/01/2024        09/01/2008 A            26,112
---------------------------------------------------------------------------------------------------------------------------------
        1,045,000        San Marcos Special Tax                  5.900           09/01/2028        03/01/2012 A         1,091,743
---------------------------------------------------------------------------------------------------------------------------------
        1,665,000        San Marcos Special Tax                  5.950           09/01/2035        03/01/2012 A         1,732,050
---------------------------------------------------------------------------------------------------------------------------------


23             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          15,000        San Pablo Redevel. Agency               5.250%          12/01/2016        06/01/2006 A   $        15,133
---------------------------------------------------------------------------------------------------------------------------------
           15,000        San Pablo Redevel. Agency               6.000           12/01/2017        06/01/2006 A            15,178
---------------------------------------------------------------------------------------------------------------------------------
           25,000        San Pablo Redevel. Agency (Tax
                         Allocation-Merged Project Area)         5.250           12/01/2023        12/01/2006 A            25,206
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Sanger Public Financing
                         Authority, Series A                     7.125           08/01/2009        08/01/2006 A            15,038
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Sanger Public Financing
                         Authority, Series A                     7.250           06/01/2015        08/01/2006 A            15,024
---------------------------------------------------------------------------------------------------------------------------------
           35,000        Santa Barbara COP (Fact
                         Retirement Services)                    5.750           08/01/2020        08/01/2006 A            35,883
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Santa Barbara Redevel. Agency
                         (Central City)                          6.000           03/01/2008        05/07/2007 B            51,617
---------------------------------------------------------------------------------------------------------------------------------
           70,000        Santa Clara County Financing
                         Authority                               5.000           11/15/2022        11/15/2007 A            72,454
---------------------------------------------------------------------------------------------------------------------------------
           65,000        Santa Clara County Hsg. Authority
                         (Rivertown Apartments) 1                5.700           08/01/2021        02/01/2013 A            66,681
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Santa Clara Unified School
                         District                                5.000           08/01/2022        08/01/2007 A            25,590
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Santa Nella County Water District       6.250           09/02/2028        09/02/2010 A            15,379
---------------------------------------------------------------------------------------------------------------------------------
          175,000        Santa Rosa Improvement Bond
                         Act 1915                                5.700           09/02/2019        09/02/2006 A           180,495
---------------------------------------------------------------------------------------------------------------------------------
           40,000        Santa Rosa Improvement Bond
                         Act 1915                                5.750           09/02/2020        09/02/2006 A            40,869
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Santa Rosa Improvement Bond
                         Act 1915 (Nielson Ranch)                6.700           09/02/2022        09/02/2006 A            20,679
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Santa Rosa Wastewater                   5.000           09/01/2022        09/01/2006 A            15,282
---------------------------------------------------------------------------------------------------------------------------------
          980,000        Santaluz Special Tax Community
                         Facilities District No. 2               6.375           09/01/2030        09/01/2007 A         1,004,912
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Sausalito School District COP           5.650           04/01/2008        10/01/2006 A            50,438
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Sausalito School District COP           5.750           04/01/2009        10/01/2006 A            50,440
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Scotts Valley Special Tax               5.200           09/01/2028        09/01/2006 A            15,211
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Sequoia Hospital District               5.375           08/15/2023        08/15/2006 A            15,323
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Sequoia Union High School District      5.250           07/01/2027        07/01/2006 A            20,453
---------------------------------------------------------------------------------------------------------------------------------
           75,000        Solana Beach Community Facilities
                         District                                5.200           09/01/2009        09/01/2006 A            77,008
---------------------------------------------------------------------------------------------------------------------------------
           80,000        Solana Beach Community Facilities
                         District                                5.300           09/01/2010        09/01/2006 A            81,939
---------------------------------------------------------------------------------------------------------------------------------
           70,000        South Tahoe Joint Powers
                         Financing Authority                     5.750           10/01/2025        10/01/2006 A            71,494
---------------------------------------------------------------------------------------------------------------------------------
           20,000        South Tahoe Redevel. Agency             6.700           10/01/2031        10/01/2013 A            20,691
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Southern CA Public Power
                         Authority 1                             5.000           07/01/2015        07/01/2006 A         1,001,050
---------------------------------------------------------------------------------------------------------------------------------
            5,000        Southern CA Public Power Authority      5.500           07/01/2020        07/01/2006 A             5,005
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Southern CA Public Power
                         Authority Linked SAVRS & RIBS           6.000           07/01/2012        07/01/2006 A           100,241
---------------------------------------------------------------------------------------------------------------------------------
           45,000        Southern CA Tobacco
                         Securitization Authority (TASC)         5.250           06/01/2027        12/08/2007 C            45,821
---------------------------------------------------------------------------------------------------------------------------------
          120,000        Southern CA Tobacco
                         Securitization Authority (TASC)         5.500           06/01/2036        06/01/2012 A           121,946
---------------------------------------------------------------------------------------------------------------------------------


24             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         110,000        Southern CA Tobacco
                         Securitization Authority (TASC)         5.625%          06/01/2043        06/01/2012 A   $       112,379
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Southern CA Tobacco
                         Securitization Authority (TASC)         6.000           06/01/2043        06/01/2012 A            52,076
---------------------------------------------------------------------------------------------------------------------------------
           85,000        Stanislaus County COP                   5.250           05/01/2018        05/01/2006 A            87,294
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Stockton Community Facilities
                         District                                5.550           08/01/2014        08/01/2008 A            25,183
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Stockton Community Facilities
                         District                                6.750           08/01/2010        08/01/2006 A            25,162
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Stockton COP                            5.200           09/01/2029        09/01/2008 A            20,852
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Stockton Health Facilities
                         (Dameron Hospital Assoc.)               5.700           12/01/2014        12/01/2007 A            25,912
---------------------------------------------------------------------------------------------------------------------------------
           55,000        Stockton Public Financing
                         Authority, Series B                     6.350           09/02/2010        09/02/2006 A            58,758
---------------------------------------------------------------------------------------------------------------------------------
           30,000        Stockton Unified School
                         District 1                              5.450           02/01/2015        02/01/2007 A            30,659
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Susanville COP 3                        6.000           05/01/2011        05/01/2006 A            25,526
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Susanville Public Facilities
                         COP 3                                   5.750           05/01/2011        05/01/2006 A            25,521
---------------------------------------------------------------------------------------------------------------------------------
           60,000        Susanville Public Financing
                         Authority                               5.500           09/01/2027        09/01/2014 A            62,167
---------------------------------------------------------------------------------------------------------------------------------
          750,000        Tejon Ranch Public Facilities
                         Finance Authority Special Tax
                         (Community Facilities District
                         No. 1)                                  7.200           09/01/2030        09/01/2006 A           779,033
---------------------------------------------------------------------------------------------------------------------------------
           40,000        Temple City Unified School
                         District                                5.000           08/01/2023        08/01/2008 A            41,324
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Torrance Redevel. Agency
                         (Downtown Redevel.)                     5.550           09/01/2018        09/01/2008 A            20,482
---------------------------------------------------------------------------------------------------------------------------------
           80,000        Tracy Area Public Facilities
                         Financing Agency                        5.600           10/01/2010        10/01/2006 A            82,210
---------------------------------------------------------------------------------------------------------------------------------
          800,000        Tracy Area Public Facilities
                         Financing Agency                        5.875           10/01/2013        10/01/2006 A           834,072
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Tracy Community Facilities
                         District                                5.400           09/01/2015        09/01/2012 A            50,544
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Tracy Community Facilities
                         District                                6.100           09/01/2015        09/02/2006 A            51,541
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Tracy Community Facilities
                         District                                6.500           09/01/2020        09/02/2006 A            10,310
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Tracy Community Facilities
                         District (South MacArthur Area)         6.000           09/01/2027        09/01/2006 A           103,054
---------------------------------------------------------------------------------------------------------------------------------
           30,000        Tracy Community Facilities
                         District (South MacArthur Area)         6.300           09/01/2017        09/02/2006 A            30,926
---------------------------------------------------------------------------------------------------------------------------------
           55,000        Tracy COP (Community Park & Civic
                         Center)                                 6.625           03/01/2018        09/01/2006 A            55,455
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Tri-City Hospital District 1            5.750           02/01/2015        08/01/2006 A            52,402
---------------------------------------------------------------------------------------------------------------------------------
        1,020,000        Tri-City Hospital District 1            6.000           02/01/2022        08/01/2006 A         1,049,794
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Truckee-Donner Public Utility
                         District                                5.400           11/15/2021        11/15/2006 A            51,422
---------------------------------------------------------------------------------------------------------------------------------
           30,000        Truckee-Donner Public Utility
                         District Special Tax                    5.800           09/01/2035        09/01/2006 A            30,941
---------------------------------------------------------------------------------------------------------------------------------
          205,000        Turlock Auxiliary Organization
                         COP (California
                         Universities-Stanlius Foundation)       5.875           06/01/2022        06/01/2006 A           209,479
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Turlock Irrigation District,
                         Series A 1                              5.000           01/01/2026        01/01/2008 A            15,425
---------------------------------------------------------------------------------------------------------------------------------
           20,000        University of California, Series E      5.375           09/01/2024        09/01/2007 A            20,613
---------------------------------------------------------------------------------------------------------------------------------


25             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         210,000        Upland Community Facilities
                         District Special Tax                    5.900%          09/01/2024        09/01/2013 A   $       220,754
---------------------------------------------------------------------------------------------------------------------------------
           85,000        Upland COP (San Antonio Community
                         Hospital) 1                             5.000           01/01/2018        07/01/2006 A            85,008
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Vacaville COP                           5.500           08/15/2027        08/15/2006 A            25,610
---------------------------------------------------------------------------------------------------------------------------------
           20,000        Vacaville Improvement Bond
                         Act 1915                                5.850           09/02/2016        09/02/2006 A            20,672
---------------------------------------------------------------------------------------------------------------------------------
          250,000        Vacaville Public Financing
                         Authority                               5.400           09/01/2022        09/01/2006 A           252,695
---------------------------------------------------------------------------------------------------------------------------------
          110,000        Vacaville Redevel. Agency
                         (Vacaville Community Hsg.)              6.000           11/01/2024        11/01/2010 A           114,194
---------------------------------------------------------------------------------------------------------------------------------
          100,000        Val Verde Unified School District       6.125           09/01/2034        09/01/2006 A           102,526
---------------------------------------------------------------------------------------------------------------------------------
          150,000        Vallejo COP (Marine World
                         Foundation) 3                           7.000           02/01/2017        02/01/2007 A           155,229
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Vallejo Public Financing
                         Authority, Series A                     7.500           09/01/2020        09/01/2006 A            10,079
---------------------------------------------------------------------------------------------------------------------------------
           30,000        Vallejo Quadrant Improvement
                         District                                6.000           09/01/2026        09/01/2013 A            31,767
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Vallejo Quadrant Improvement
                         District                                6.125           09/01/2034        09/01/2015 A            15,981
---------------------------------------------------------------------------------------------------------------------------------
           40,000        Vallejo Quadrant Improvement
                         District No. 001                        6.000           09/01/2017        09/01/2015 A            42,938
---------------------------------------------------------------------------------------------------------------------------------
          105,000        Vallejo Water Improvement               5.875           05/01/2026        05/01/2006 A           107,269
---------------------------------------------------------------------------------------------------------------------------------
          245,000        Ventura Port District COP               6.375           08/01/2028        08/01/2010 A           256,067
---------------------------------------------------------------------------------------------------------------------------------
          145,000        Victor Elementary School District       5.600           09/01/2034        09/01/2014 A           149,299
---------------------------------------------------------------------------------------------------------------------------------
            5,000        Vista Joint Powers Financing
                         Authority                               6.250           12/01/2019        06/01/2006 A             5,007
---------------------------------------------------------------------------------------------------------------------------------
           10,000        Wasco Improvement Bond Act 1915         8.800           09/02/2019        09/02/2006 A            10,121
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Washington Township Hospital
                         District 1                              5.500           07/01/2009        07/01/2006 A            25,033
---------------------------------------------------------------------------------------------------------------------------------
          175,000        Washington Township Hospital
                         District 1                              5.500           07/01/2018        07/01/2006 A           175,105
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Washington Township Hospital
                         District 1                              5.500           07/01/2018        07/01/2006 A            50,070
---------------------------------------------------------------------------------------------------------------------------------
           50,000        West & Central Basin Financing
                         Authority                               5.375           08/01/2017        08/01/2007 A            51,511
---------------------------------------------------------------------------------------------------------------------------------
           25,000        West Contra Costa Unified School
                         District                                5.000           08/01/2023        08/01/2009 A            25,928
---------------------------------------------------------------------------------------------------------------------------------
           10,000        West Patterson Financing Authority      5.850           09/01/2028        09/01/2015 A            10,578
---------------------------------------------------------------------------------------------------------------------------------
           15,000        West Patterson Financing
                         Authority Special Tax                   6.000           09/01/2039        09/01/2015 A            15,918
---------------------------------------------------------------------------------------------------------------------------------
           75,000        West Patterson Financing
                         Authority Special Tax                   6.600           09/01/2033        03/01/2008 A            77,872
---------------------------------------------------------------------------------------------------------------------------------
           35,000        West Patterson Financing
                         Authority Special Tax                   6.750           09/01/2036        03/01/2008 A            36,358
---------------------------------------------------------------------------------------------------------------------------------
           10,000        West Patterson Financing
                         Authority Special Tax Community
                         Facilities District No. 2001-1-A        6.700           09/01/2032        03/01/2007 A            10,193
---------------------------------------------------------------------------------------------------------------------------------
           50,000        West Sacramento Financing
                         Authority Special Tax                   6.100           09/01/2029        03/01/2008 A            51,880
---------------------------------------------------------------------------------------------------------------------------------


26             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          15,000        West Sacramento Improvement Bond
                         Act 1915                                8.500%          09/02/2017        11/01/2015 B   $        15,035
---------------------------------------------------------------------------------------------------------------------------------
           85,000        West Sacramento Special Tax
                         Community Facilities District No. 10    6.650           09/01/2019        03/01/2010 A            91,014
---------------------------------------------------------------------------------------------------------------------------------
           10,000        West Sacramento Special Tax
                         Community Facilities District No. 11    6.400           09/01/2026        09/01/2007 A            10,452
---------------------------------------------------------------------------------------------------------------------------------
           50,000        West Sacramento Special Tax
                         Community Facilities District No. 14    6.125           09/01/2021        03/01/2011 A            52,718
---------------------------------------------------------------------------------------------------------------------------------
          100,000        West Sacramento Special Tax
                         Community Facilities District No. 16    6.000           09/01/2033        09/01/2013 A           105,165
---------------------------------------------------------------------------------------------------------------------------------
           25,000        West Sacramento Special Tax
                         Community Facilities District No. 19    6.000           09/01/2034        09/01/2011 A            25,809
---------------------------------------------------------------------------------------------------------------------------------
          120,000        Western Hills Water District
                         Special Tax (Diablo Grande
                         Community Facilities)                   6.000           09/01/2024        09/01/2014 A           124,326
---------------------------------------------------------------------------------------------------------------------------------
           45,000        Western Hills Water District
                         Special Tax (Diablo Grande
                         Community Facilities)                   6.875           09/01/2031        09/01/2009 A            48,323
---------------------------------------------------------------------------------------------------------------------------------
           15,000        Western Municipal Water Districts       7.125           09/02/2014        09/02/2006 A            15,556
---------------------------------------------------------------------------------------------------------------------------------
           10,000        William S. Hart Unified School
                         District                                6.000           09/01/2027        09/01/2013 A            10,598
---------------------------------------------------------------------------------------------------------------------------------
          140,000        Y/S School Facilities Financing
                         Authority (Chula Vista Elementary
                         School)                                 5.000           09/01/2015        09/01/2006 A           143,345
---------------------------------------------------------------------------------------------------------------------------------
           25,000        Yucaipa Redevel. Agency (Eldorado
                         Palms Mobile Home)                      6.000           05/01/2030        05/01/2010 A            25,638
                                                                                                                  ---------------
                                                                                                                      181,690,079
U.S. POSSESSIONS--12.2%
          600,000        Guam Government Waterworks
                         Authority & Wastewater System           6.000           07/01/2025        07/01/2015 A           639,804
---------------------------------------------------------------------------------------------------------------------------------
          260,000        Guam Power Authority, Series A          5.250           10/01/2023        10/01/2006 A           261,115
---------------------------------------------------------------------------------------------------------------------------------
          500,000        Puerto Rico Commonwealth GO             5.000           07/01/2029        07/01/2014 A           505,650
---------------------------------------------------------------------------------------------------------------------------------
          360,000        Puerto Rico Electric Power
                         Authority, Series AA                    5.375           07/01/2027        07/01/2007 A           371,390
---------------------------------------------------------------------------------------------------------------------------------
          275,000        Puerto Rico HBFA 1                      6.250           04/01/2029        10/01/2006 A           280,002
---------------------------------------------------------------------------------------------------------------------------------
          465,000        Puerto Rico HFC
                         (Homeowner Mtg.) 1                      5.200           12/01/2032        12/01/2008 A           474,598
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Puerto Rico Highway &
                         Transportation Authority, Series K      5.000           07/01/2021        07/01/2015 A         2,047,160
---------------------------------------------------------------------------------------------------------------------------------
        4,000,000        Puerto Rico Highway &
                         Transportation Authority, Series
                         K 1                                     5.000           07/01/2023        07/01/2015 A         4,079,360
---------------------------------------------------------------------------------------------------------------------------------
          500,000        Puerto Rico Highway &
                         Transportation Authority, Series K      5.000           07/01/2027        07/01/2015 A           507,690
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Puerto Rico IMEPCF (American Home
                         Products)                               5.100           12/01/2018        12/01/2006 A            51,046
---------------------------------------------------------------------------------------------------------------------------------
        2,535,000        Puerto Rico ITEMECF (Cogeneration
                         Facilities)                             6.625           06/01/2026        06/01/2010 A         2,770,476
---------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Puerto Rico Municipal Finance
                         Agency, Series A                        5.250           08/01/2023        08/01/2015 A         1,568,115
---------------------------------------------------------------------------------------------------------------------------------
           75,000        Puerto Rico Port Authority,
                         Series D                                6.000           07/01/2021        07/01/2006 A            76,338
---------------------------------------------------------------------------------------------------------------------------------


27             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                    EFFECTIVE
           AMOUNT                                                COUPON          MATURITY             MATURITY*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$       1,580,000        Puerto Rico Port Authority,
                         Series D 1                              7.000%          07/01/2014        07/01/2006 A   $     1,622,439
---------------------------------------------------------------------------------------------------------------------------------
           50,000        Puerto Rico Public Finance Corp.        7.250           08/01/2009        08/01/2006 A            50,985
---------------------------------------------------------------------------------------------------------------------------------
        3,985,000        University of Puerto Rico, Series
                         O 1                                     5.375           06/01/2030        06/01/2006 A         4,043,779
---------------------------------------------------------------------------------------------------------------------------------
          250,000        V.I.  Public Finance Authority,
                         Series A                                5.250           10/01/2024        10/01/2014 A           262,750
---------------------------------------------------------------------------------------------------------------------------------
          160,000        V.I.  Public Finance Authority,
                         Series A                                5.500           10/01/2022        10/01/2010 A           165,309
---------------------------------------------------------------------------------------------------------------------------------
        2,500,000        V.I.  Public Finance Authority,
                         Series A 1                              6.375           10/01/2019        10/01/2010 A         2,739,250
                                                                                                                  ---------------
                                                                                                                       22,517,256
                                                                                                                  ---------------
Total Municipal Bonds and Notes (Cost $204,041,561)                                                                   204,207,335


                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.7%
---------------------------------------------------------------------------------------------------------------------------------
Government Development Bank for Puerto Rico, Series 2004,
5%, 10/23/06 (Cost $1,300,000)                                                                       $1,300,000         1,300,000
---------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $205,341,561)--111.2%                                                               205,507,335
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(11.2)                                                                         (20,633,100)
                                                                                                                  ---------------
NET ASSETS--100.0%                                                                                                $   184,874,235
                                                                                                                  ===============

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      A. Optional call date; corresponds to the most conservative yield calculation.

      B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

      C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Illiquid security. The aggregate value of illiquid securities as of April 30, 2006 was $6,876,946, which represents 3.72% of the Fund's net assets. See accompanying Notes.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG          Association of Bay Area Governments
CALC          Community Alzheimer's Living Center
CCH           Clovis Community Hospital
CDA           Communities Development Authority
CDC           Community Development Corp.
CHCC          Community Hospitals of Central California
COP           Certificates of Participation
CSU           California State University
CVHP          Citrus Valley Health Partners
CVMC          Citrus Valley Medical Center
FCH           Fresno Community Hospital
FH            Foothill Hospital
FHA           Federal Housing Agency
FNMA          Federal National Mortgage Assoc.
GNMA          Government National Mortgage Assoc.
GO            General Obligation
HBFA          Housing Bank and Finance Agency
HFA           Housing Finance Agency/Authority


28             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

HFC           Housing Finance Corp.
IMEPCF        Industrial, Medical and Environmental Pollution Control Facilities
INFLOS        Inverse Floating Rate Securities
ITEMECF       Industrial, Tourist, Educational, Medical and Environmental
              Community Facilities
M-S-R         Modesto Irrigation District of the City of Santa Clara and the
              City of Redding
RIBS          Residual Interest Bonds
RITES         Residual Interest Tax Exempt Security
SAVRS         Select Auction Variable Rate Securities
SCH           Sierra Community Hospital
SMCH          Sierra Meadows Convalescent Hospital
TASC          Tobacco Settlement Asset-Backed Bonds
V.I.          United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF INVESTMENTS AT VALUE FOR MUNICIPAL BOND & NOTES, IS AS FOLLOWS:

Tobacco Settlement Payments                             $ 46,925,793       22.9%
General Obligation                                        24,638,234       12.1
Special Tax                                               23,702,706       11.6
Special Assessment                                        16,036,066        7.9
Municipal Leases                                          12,163,096        6.0
Gas Utilities                                              8,773,419        4.3
Water Utilities                                            8,132,076        4.0
Higher Education                                           8,074,858        4.0
Hospital/Health Care                                       7,221,376        3.5
Marine/Aviation Facilities                                 6,822,030        3.3
Highways/Railways                                          6,675,524        3.3
Electric Utilities                                         6,594,724        3.2
Adult Living Facilities                                    5,806,566        2.8
Multifamily Housing                                        5,319,176        2.6
Single Family Housing                                      3,929,208        1.9
Sales Tax Revenue                                          3,475,819        1.7
Not-for-Profit Organization                                2,668,080        1.3
Sewer Utilities                                            2,376,743        1.2
Hotels, Restaurants & Leisure                              1,815,304        0.9
Manufacturing, Durable Goods                               1,361,016        0.7
Resource Recovery                                            968,597        0.5
Education                                                    382,933        0.2
Pollution Control                                            206,343        0.1
Student Loans                                                 60,547         --
Manufacturing, Non-Durable Goods                              51,046         --
Parking Fee Revenue                                           26,055         --
                                                        -----------------------
                                                        $204,207,335      100.0%
                                                        =======================

29             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $205,341,561
                                              =============

Gross unrealized appreciation                 $  1,786,521
Gross unrealized depreciation                   (1,620,747)
                                              -------------
Net unrealized appreciation                   $    165,774
                                              =============


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $12,850,625 as of April 30, 2006.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of April 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net


30             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.8405% as of April 30, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its prorata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


31             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
    Date: June 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
    Date: June 15, 2006

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
    Date: June 15, 2006